AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 19, 2014

File No.  333-
File No.  811-22977

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)

PRE-EFFECTIVE AMENDMENT NO. __ ( )

POST-EFFECTIVE AMENDMENT NO. __ ( )

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	(X)

AMENDMENT NO. __ ( )

SOURCE ETF TRUST
(Exact Name of Registrant as Specified in Charter)

125 Park Avenue
25th Floor
New York, New York 10017
(Address of Principal Executive Offices, Zip Code)

(212) 520-1673
(Registrant’s Telephone Number, including Area Code)

Corporation Service Company
2711 Centreville Road
Suite 400
New Castle County
Wilmington, Delaware 19808
(Name and Address of Agent for Service)

Copies to:

Adrian Mulryan Source ETF Trust 125 Park Avenue 25th Floor New York, New York 10017	W. John McGuire Christopher D. Menconi Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b) of rule 485 on (date) pursuant to paragraph (b)(1)(v) of rule 485
60 days after filing pursuant to paragraph (a)(1) of rule 485 on (date) pursuant to paragraph (a)(1) of rule 485
75 days after filing pursuant to paragraph (a)(2) of rule 485 on (date) pursuant to paragraph (a)(2) of rule 485

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS, DATED JUNE 19, 2014

Source ETF Trust

Prospectus

___________ ___, 2014

Source EURO STOXX 50 ETF

Principal Listing Exchange for the Fund: NYSE Arca, Inc.
Ticker Symbol:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Shares of the Fund are not individually redeemable and may trade at prices that differ from the Fund’s net asset value per share.

Fund Summary

Investment Objective

The Source EURO STOXX 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the EURO STOXX 50 Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	XX%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
[Acquired Fund Fees and Expenses*]	XX%
Total Annual Fund Operating Expenses	XX%

*	Because the Fund is new, “Other Expenses” [and “Acquired Fund Fees and Expenses”] are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$XX	$XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

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Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index.  The Index is designed to represent the performance of some of the largest companies across all components of the EURO STOXX Total Market Index (the "EURO STOXX Index"). The Index captures approximately 50% of the free-float market capitalization of the EURO STOXX Index, which in turn covers approximately 95% of the free-float market capitalization of the represented countries. The Index is reviewed annually and rebalanced quarterly. Countries covered in the Index include Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The 50 companies in the Index are selected by first identifying the companies that equal approximately 60% of the free-float market capitalization of each corresponding EURO STOXX Regional Total Market Index Supersector Index.  In addition, any stocks that are currently components of the Index are added to the list. From that list, the 40 largest stocks are selected to be components of the Index. In addition, any stocks that are current components of the Index (and ranked 41-60 on the list) are included as components.  If there are still less than 50 component stocks, the applicable number of the largest remaining stocks on the list ranked 41 or higher are included as components of the Index.  The Index is a free float-adjusted market capitalization weighted index, subject to a 10% weighting cap.

Deleted stocks are replaced immediately to maintain the fixed number of stocks.  The replacement is based on the latest selection list that is updated monthly.  If a stock is deleted from the EURO STOXX Index in between the regular review dates but is still a component of the STOXX Regional Total Market Index, then the stock will remain in the EURO STOXX 50 Index until the next regular review.

In seeking to track the performance of the Index, the Fund uses a passive management strategy known as “replication.” Replication involves investing directly in the component securities (or a substantial number of the component securities) of the Index in substantially the same weightings in which they are represented in the Index.  The Fund expects that over time, if it has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better.  A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not including in the Index, but that the Fund’s investment advisers believe will help the Fund track the Index.  Such investments include other investment companies, derivatives, cash and cash equivalents, and money market instruments.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.

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STOXX Limited is the provider of the Index (the “Index Provider”).

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Absence of Active Market.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Industry and Sector Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries or sector, to the extent that the Index concentrates in a particular industry or group of industries or sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector.  From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy.  While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Index, as of the date of this Prospectus, the Underlying Index was concentrated in the financial services sector and therefore the Fund is subject to the risk described below.  The Fund may have significant exposure to other industries or sectors over time.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Currency Exchange Rate Risk.  The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Funds NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Equity Securities Risk.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several EU member countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Currently, a significant portion of the Index is allocated to securities of companies in France, Germany and Spain.

Large-Capitalization Securities Risk.  The Fund’s investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk.  The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value.  The Fund’s NAV and market price, like securities prices generally, will fluctuate within a wide range in response to these and other factors.

Non-Diversification Risk.  The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Securities Risk.  Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

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Passive Investment Risk.  The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Shares May Trade at Prices Different than NAV.  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses. Although the shares are currently listed on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Tracking Error Risk.  The Fund may not be able to provide the performance of the Index exactly due to the certain factors, including the receipt by the Fund of any dividend entitlement in respect of any Index securities (as adjusted for any withholding tax), corporate actions in respect of the Index securities, the Index methodology, any rebalance notification of the Index, whether a replication strategy is being followed by the Fund and as a result of certain fees and expenses and taxes.  Consequently, the NAV of the Fund may not exactly track the value of the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Valuation Risk.  The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

As of the date of this Prospectus, the Fund did not have performance history for a full calendar year.  Once the Fund has completed a full calendar year of operations, performance information will be provided that will give some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Investment Advisers

Exchange Traded Concepts, LLC (“ETC”) and Source Exchange Traded Investments LLC (“Source”) serve as co-investment advisers to the Fund (together, the “Advisers”).

Mellon Capital Management Corporation  serves as the sub-adviser to the Fund (the “Sub-Adviser”).

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Portfolio Managers

The following individuals of the Sub-Adviser have primary responsibility for the day-to-day management of the Fund.

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since its inception.

Thomas J. Durante, CFA, a Managing Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares ("Creation Units"), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.  Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

Tax Information

The distributions made by the Fund are generally taxable, and will be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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Additional Information About the Fund’s Principal Investment Strategies

The Sub-Adviser intends to fully (or at least substantially) replicate the Index.  The Advisers and Sub-Adviser expect, absent a halt in trading, that the Fund will achieve full replication of the Index upon commencement of operations.  In addition, from time to time, the Sub-Adviser may choose to underweight or overweight a security in the Index, purchase securities not included in the Index that the Sub-Adviser believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques to seek to track, before fees and expenses, the performance of the Index.  The Sub-Adviser may also sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

The Fund may invest its assets in other securities, including, but not limited to, (i) interests in pooled investment vehicles, including affiliated and foreign funds (certain funds may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore, not subject to the same investor protections as the Fund), (ii) other securities not in the Index, (iii) derivatives, (iv) cash and cash equivalents, and (iv) money market instruments, such as repurchase agreements or money market funds.  The Fund will not invest in money market instruments or other short-term investments as part of a temporary defensive strategy to protect against potential stock market declines.

Each of the policies described herein, including the Fund’s investment objective and 80% investment policy, constitutes a non-fundamental policy that may be changed by the Board without shareholder approval.  Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”).

Information Regarding the Index

The Index is a free float-adjusted market capitalization-weighted index compiled and published by STOXX Limited.  The Index is a real-time, tradable index comprising stocks selected from the EURO STOXX Index.

The Index is calculated on a net return basis which means that dividends are reinvested on a net basis across the Index.  The Index is denominated and quoted in EUR, USD and other currencies.

The Index was launched on December 31, 1991.  As of [ ], 2014, it had a total market capitalization of $ [ ].

STOXX Limited or its affiliates are the proprietors and absolute owners of the Index.  STOXX Limited has granted Source, by way of a license, subject to the terms of an index license agreement between them, among other things the non-transferable and non-exclusive right to use the Index in respect of the Fund and to sponsor, issue, establish, market, list and distribute the Fund.

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A full set of the ground rules for the management of the Index is also available on http://www.stoxx.com/indices/rulebooks.html.  The index methodology is subject to change from time to time and investors should refer to this website for up-to-date information about the index methodology.

The Index is calculated and such calculation is updated continuously on an intra-second streaming basis until the market closes.

Index Provider and Website

The most updated list of the constituents of the Index and additional information on the Index can be obtained from the Index Provider’s website at http://www.stoxx.com.

Publication

STOXX Limited publishes the real time index level (Ticker: SX5T) on Bloomberg, updated throughout the day.  The Reference Index may also be viewed on Reuters (Ticker: .STOXX50ER).

Additional Information About Principal Risks

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.  You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Absence of Active Market.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Industry and Sector Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries or sector, to the extent that the Underlying Index concentrates in a particular industry or group of industries or sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector.  From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy.  While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Underlying Index, as of the date of this Prospectus, the Underlying Index was concentrated in the financial services sector and therefore the Fund is subject to the risk described below.  The Fund may have significant exposure to other industries or sectors over time.

Financial Sector Risk. Companies in the financial sector of an economy are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. In the recent past, deterioration of the credit markets impacted a broad range of mortgage, asset-backed, auction rate, sovereign debt and other markets, including U.S. and non-U.S. credit and interbank money markets, thereby affecting a wide range of financial institutions and markets. A number of large financial institutions have failed, merged with stronger institutions or have had significant government infusions of capital. Instability in the financial markets has caused certain financial companies to incur large losses. Some financial companies experienced declines in the valuations of their assets, took actions to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Some financial companies borrowed significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. Those actions caused the securities of many financial companies to decline in value. The financial sector is particularly sensitive to fluctuations in interest rates.

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Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

Equity Securities Risk.  The Fund invests in equity securities, which are subject to volatile changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in Europe. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. These conditions can significantly affect every country in Europe. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Large-Capitalization Securities Risk.  The Fund’s investments are expected to be composed primarily of, or have significant exposure to, securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

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Non-Diversification Risk. The Fund is “non-diversified” and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Securities Risks.  Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

From time to time, the Fund may invest in shares of foreign investment companies, including but not limited to, ETFs the shares of which are listed and traded primarily or solely on a foreign securities exchange. Such foreign funds will not be registered as investment companies with the U.S. Securities and Exchange Commission (“SEC”) or subject to the U.S. federal securities laws. As a result, the Fund’s ability to transfer shares of such foreign funds outside of the foreign fund’s primary market will be restricted or prohibited. While such foreign funds may operate similarly to domestic funds, the Fund as an investor in a foreign fund will not be afforded the same investor protections as are provided by the U.S. federal securities laws.

When the Fund invests in a foreign fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the foreign fund’s expenses. Further, in part because of these additional expenses, the performance of a foreign fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the foreign fund. The Fund’s investments in foreign ETFs will be subject to the risk that the NAV of the foreign fund’s shares may trade below their NAV. The NAV of foreign fund shares will fluctuate with changes in the market value of the foreign fund’s holdings. The trading prices of foreign fund shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for a foreign ETF depending on the fund’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to a foreign fund’s shares trading at a premium or a discount to NAV.

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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments relating to the Index. The Fund invests in securities and other instruments included in, or representative of, the Index regardless of their investment merits. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. For example, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Index. The Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of registered investment companies that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Shares of the Fund May Trade at Prices Other Than NAV.  Shares of the Fund may trade at, above or below their NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in the Fund’s NAV as well as market supply and demand. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares.  Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Tracking Error Risk.  The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units.  Imperfect correlation between the Fund’s portfolio securities and those in the Index, rounding of prices, changes to the Index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expense, while the Index does not. In addition, the Fund may not be able to invest in certain securities and other instruments included in the Index, or invest in them in the exact proportions they represent of the Index, due to a lack of liquidity on stock exchanges in which such securities trade. Moreover, the Fund may be delayed in purchasing or selling securities and other instruments included in the Index. Any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk.

12

Trading Risks.  Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Valuation Risk. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Portfolio Holdings Information

Information about the Fund's portfolio holdings is available at www.us.source.info.com (the Fund's previous day's holdings are published daily).  A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is also available in the Fund's SAI.

Fund Management

Advisers.  Exchange Traded Concepts, LLC (“ETC”) an Oklahoma limited liability company, is located at 2545 S. Kelly Ave., Suite C, Edmond, Oklahoma 73013. ETC is majority owned by Yorkville ETF Holdings LLC. ETC was formed in 2009 and provides investment advisory services to other exchange-traded funds. ETC serves as investment adviser to the Fund and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Trust’s Board of Trustees (“Board”) and officers.  ETC also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. ETC administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

Source Exchange Traded Products LLC ("Source"), a Delaware limited liability company, is located at 125 Park Avenue, 25th Floor, New York, New York 10017.  Source was launched in 2014, and is owned by Source Investment Products LLC and indirectly owned by Source Holdings Limited ("Source Holdings").  Source Holdings is majority-owned by Warburg Pincus and a consortium of global investment banks which each have a minority ownership in Source Holdings: BofA Merrill Lynch, Goldman Sachs, J.P. Morgan, Morgan Stanley and Nomura.  Source provides certain front office duties regarding the Fund's general administrative and corporate affairs, including (i) monitoring the financial position of the Fund, (ii) collecting and analyzing comparative statistical data on investment results, operating expenses, Fund growth, and sales and redemptions of Fund shares, (iii) monitoring secondary market trading activity in Fund shares, including liquidity and spreads, (iv) coordinating the activities of the Fund's various service providers, (v) providing reports with respect to the foregoing as requested by ETC or the Board and (vi) providing such other services as may be agreed upon by Source and ETC (or any sub-adviser to the Fund) or as requested by the Board.
13

For the services it provides to the Fund, the Fund pays ETC and Source a fee, which is calculated daily and paid monthly, at an annual rate of XX% on the average daily net assets of the Fund.  Source has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Excluded Expenses").

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Sub-Adviser.  Mellon Capital Management Corporation ("Mellon Capital" or "Sub-Adviser"), the Fund's Sub-Adviser, is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon, a publicly traded financial holding company.  The Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the ETC, Source and the Board.

A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Portfolio Managers

The Fund is managed by Mellon Capital's Equity Index Strategies Portfolio management team.  The individual members of the team responsible for the day-to-day management of the Fund's portfolio are described below.

Ms. Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been with Mellon Capital since June 2000. Ms. Wong heads a team of portfolio managers responsible for overseeing all passive equity funds, including ETFs. She is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities. Ms. Wong attained the Chartered Financial Analyst designation. She graduated with a B.A. from San Francisco State University, and obtained an M.B.A. in Finance from San Francisco State University. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco. She is also a member of the S&P Index Advisory Panel and Russell Index Advisory Board.

Mr. Thomas J. Durante, CFA, a Managing Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since January 2000. Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios. He is responsible for refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, Mr. Durante worked in the fund accounting department for The Dreyfus Corporation. Mr. Durante attained the Chartered Financial Analyst designation. Mr. Durante graduated with a B.A. in Accounting from Fairfield University and is a member of the CFA Institute and the CFA Society of Pittsburgh. He has over 31 years of investment experience.

Mr. Richard A. Brown, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since August 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is responsible for refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. Mr. Brown graduated with an M.B.A. from California State University at Hayward and is a member of the CFA Institute and the CFA Society of San Francisco. He has over 18 years of investment experience.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed, and ownership of Fund shares.

Buying and Selling Fund Shares

Fund shares are listed for secondary trading on the NYSE Arca, Inc. (the “Exchange”).  When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price.  You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares.  A “Business Day” with respect to the Fund is any day on which the Exchange is open for business.  The Exchange is generally open Monday through Friday and is closed weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as described in the Fund’s SAI.  Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

Determination of Net Asset Value

NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e. the value of its total assets less total liabilities) by its total number of shares outstanding.  Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV.  NAV is determined each business day, normally as of the close of regular trading on the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of the Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the NYSE (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Index.  This may adversely affect the Fund’s ability to track the Index.  Because A Shares are listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell Fund shares.

15

Frequent Purchases and Redemptions of Fund Shares

The Fund does not impose any restrictions on the frequency of purchases and redemptions; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering whether a restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Shares are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to a few institutional investors, referred to by the Fund as authorized participants, and that most trading in the Fund occurs on the listing exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Fund or its shareholders. In addition, frequent trading of shares by authorized participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund.  Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the Trust, including that such investment companies enter into an agreement with the Fund.

Distribution and Service Plan

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. However, the Board has determined that no payments pursuant to the Distribution and Service Plan will be made for at least the next twelve (12) months of operation.  Thereafter, 12b-1 fees may only be imposed after approval by the Board.  Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.  Because these fees would be paid out of the Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Premium/Discount Information

Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year, when available, can be found at [www.us.source.info.com].

16

Dividends, Distributions and Taxes

Fund Distributions

The Fund intends to pay out dividends from its net investment income to investors quarterly.  Nonetheless, the Fund may not make a dividend payment every quarter.  The Fund intends to distribute its net capital gains, if any, annually.  The Fund may also pay dividends and distributions at other times if necessary.

Dividend Reinvestment Service

Brokers may make available to their customers who own the Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

Taxes on Distributions. Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to non-corporate shareholders as long-term capital gains, which are subject to reduced maximum tax rates, regardless of how long the shareholders have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to non-corporate shareholders at long-term capital gain rates.

If certain holding period requirements are met, qualified dividend income received by the Fund may be eligible to be treated as qualified dividend income when distributed to non-corporate shareholders. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is not a PFIC and that is eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The PRC has such a treaty with the U.S.

17

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a return of capital to the extent of the shareholder’s basis in his or her shares of the Fund, and generally as a capital gain thereafter. A return-of-capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund.

As noted above, investment income earned by the Fund may be subject to non-U.S. taxes. If, as is expected, more than 50% of the total assets of the Fund at the close of a year consist of non-U.S. stocks or securities, the Fund may elect, for U.S. federal income tax purposes, to treat certain non-U.S. income taxes (including withholding taxes) paid by the Fund as paid by its shareholders. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may, in such case, be entitled to either a tax deduction in calculating your taxable income, or a credit in calculating your U.S. federal income tax. Your ability to use foreign tax credits is subject to certain generally applicable limitations as further described in the SAI.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gains with respect to such shares (including amounts credited to the shareholder as undistributed capital gains).

18

Medicare Tax.  U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

Additional Information

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.  Any determination of whether one is an underwriter for purposes of the Securities Act must take into account all relevant facts and circumstances of each particular case.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares that are part of an over-allotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange.

19

Financial Highlights

The Fund had not commenced operations as of the date of this Prospectus and therefore does not yet have financial information.

20

Disclaimers

The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGY OR ANY DATA INCLUDED HEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

[STOXX and its licensors (the “Licensors”) have no relationship to the Fund, other than the licensing of the Index and the related trademarks for use in connection with the Fund.

STOXX and its Licensors do not:

■	Sponsor, endorse, sell or promote the Fund.
■	Recommend that any person invest in the Fund or any other securities.
■	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.
■	Have any responsibility or liability for the administration, management or marketing of the Fund.
■	Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Reference Index or have any obligation to do so.]

STOXX and its Licensors will not have any liability in connection with the Fund. Specifically,

•	STOXX and its Licensors do not make any warranty, express or implied and disclaim any and all warranty about:
	•	The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data included in the Reference Index;
	•	The accuracy or completeness of the Index and its data;
	•	The merchantability and the fitness for a particular purpose or use of the Reference Index and its data;
•	STOXX and its Licensors will have no liability for any errors, omissions or interruptions in the Reference Index or its data;
•	Under no circumstances will STOXX or its Licensors be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or its Licensors knows that they might occur.
The licensing agreement between Source and STOXX is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

21

Source EURO STOXX 50 ETF

A series of
Source ETF Trust

[ ]

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

These reports contain information about the Fund’s investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund’s holdings and detailed financial information about the Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION

To request a free copy of the latest annual or semi-annual report, the SAI or to request additional information about the Fund or to make other inquiries, please contact us as follows:

Call:	[(844)-4SOURCE]
[Monday through Friday]
[8:30 a.m. to 6:30 p.m.] (Eastern Time)

Write:	[__________________]

Visit:	[www.us.source.info.com]

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.

The Trust’s Investment Company Act file number: 811-

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SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS, DATED JUNE 19, 2014

Source ETF Trust

Prospectus

___________ ___, 2014

Source STOXX Europe 600 Optimised Automobiles & Parts ETF

Principal Listing Exchange for the Fund: NYSE Arca, Inc.
Ticker Symbol:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Shares of the Fund are not individually redeemable and may trade at prices that differ from the Fund’s net asset value per share.

Fund Summary

Investment Objective

The Source STOXX Europe 600 Optimised Automobiles & Parts ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the STOXX Europe 600 Optimised Automobiles & Parts Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	XX%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
[Acquired Fund Fees and Expenses*]	XX%
Total Annual Fund Operating Expenses	XX%

*	Because the Fund is new, “Other Expenses” [and “Acquired Fund Fees and Expenses”] are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$XX	$XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

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Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index.  The Index is designed to measure the performance of companies in the automotive sector in Europe.  The Index is derived from the STOXX Europe 600 Supersector Automobiles & Parts Index (the “Automobile Index”) and provides a representation of STOXX Limited sector leaders based on STOXX Limited’s Industry Classification Benchmark.  The Index seeks to track the performance of the largest and most liquid European stocks in the automotive sector in 16 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.  The Automobile Index is comprised of securities from the STOXX Europe 600 Index, which includes 600 of the largest European stocks by free float market capitalization.

The Index applies a sector dependent liquidity cap that reduces the weighting of only those constituents whose average daily turnover, as a fraction of its free float market capitalization, is below the sector average.  Index composition and the free float market capitalization weightings of the constituents are reviewed quarterly.  The Index is rebalanced on a quarterly basis.    Deleted stocks are replaced with the highest ranked non-component on the selection list for the parent index.  The selection list is updated on a monthly basis according to the review component selection process. When the Index is reviewed, the published review component list is used as the selection list.

In seeking to track the performance of the Index, the Fund uses a passive management strategy known as “replication.” Replication involves investing directly in the component securities (or a substantial number of the component securities) of the Index in substantially the same weightings in which they are represented in the Index.  The Fund expects that over time, if it has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better.  A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not including in the Index, but that the Fund’s investment advisers believe will help the Fund track the Index.  Such investments include other investment companies, derivatives, cash and cash equivalents, and money market instruments.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.

STOXX Limited is the provider of the Index (the “Index Provider”).

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

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Absence of Active Market.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Automotive Industry Risk. The Fund invests primarily in the securities of companies in the automotive industry, which consists of the automobile and automotive parts sub-industries. The automotive industry can be highly cyclical, and companies in the automotive industry may suffer periodic operating losses depending on the strength of the general economy. The industry can be significantly affected by labor disputes, economic downturns, fluctuating component and material prices, and government policies and regulations regarding import and export restrictions, taxes, tariffs, duties and subsidies as well as environmental regulations. While most of the major automotive manufacturers are large companies, certain others may be smaller, non-diversified in both product line and customer base, and more vulnerable to the aforementioned events and circumstances.

Concentration Risk.  To the extent the Fund’s investments are concentrated in a particular industry or group of industries, the Fund will be susceptible to loss due to adverse occurrences affecting that industry. Based on the current composition of the Index, it is expected that the Fund’s assets will be concentrated in the automotive sector and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Consumer Discretionary Sector Risk. The consumer discretionary sector, which includes the automotive industry, can be significantly affected by changes in domestic and international economies, worldwide demand, exchange rates, interest rates, competition, and consumer confidence. The profitability of consumer discretionary companies is tied closely to consumers’ disposable household income and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products, such as automobiles and automotive parts, in the marketplace.

Currency Exchange Rate Risk.  The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Funds NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Equity Securities Risk.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several EU member countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Currently, a significant portion of the Index is allocated to securities of companies in Germany and France.

Large-Capitalization Securities Risk.  The Fund’s investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk.  The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value.  The Fund’s NAV and market price, like securities prices generally, will fluctuate within a wide range in response to these and other factors.

Non-Diversification Risk.  The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Securities Risk.  Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

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Passive Investment Risk.  The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Shares May Trade at Prices Different than NAV.  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses. Although the shares are currently listed on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Tracking Error Risk.  The Fund may not be able to provide the performance of the Index exactly due to the certain factors, including the receipt by the Fund of any dividend entitlement in respect of any Index securities (as adjusted for any withholding tax), corporate actions in respect of the Index securities, the Index methodology, any rebalance notification of the Index, whether a replication strategy is being followed by the Fund and as a result of certain fees and expenses and taxes.  Consequently, the NAV of the Fund may not exactly track the value of the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Valuation Risk.  The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

As of the date of this Prospectus, the Fund did not have performance history for a full calendar year.  Once the Fund has completed a full calendar year of operations, performance information will be provided that will give some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Investment Advisers

Exchange Traded Concepts, LLC (“ETC”) and Source Exchange Traded Investments LLC (“Source”) serve as co-investment advisers to the Fund (together, the “Advisers”).

Mellon Capital Management Corporation serves as the sub-adviser to the Fund (the “Sub-Adviser”).
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Portfolio Managers

The following individuals of the Sub-Adviser have primary responsibility for the day-to-day management of the Fund.

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since its inception.

Thomas J. Durante, CFA, a Managing Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares ("Creation Units"), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.  Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

Tax Information

The distributions made by the Fund are generally taxable, and will be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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Additional Information About the Fund’s Principal Investment Strategies

The Sub-Adviser intends to fully (or at least substantially) replicate the Index.  The Advisers and Sub-Adviser expect, absent a halt in trading, that the Fund will achieve full replication of the Index upon commencement of operations.  In addition, from time to time, the Sub-Adviser may choose to underweight or overweight a security in the Index, purchase securities not included in the Index that the Sub-Adviser believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques to seek to track, before fees and expenses, the performance of the Index.  The Sub-Adviser may also sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

The Fund may invest its assets in other securities, including, but not limited to, (i) interests in pooled investment vehicles, including affiliated and foreign funds (certain funds may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore, not subject to the same investor protections as the Fund), (ii) other securities not in the Index, (iii) derivatives, (iv) cash and cash equivalents, and (v) money market instruments, such as repurchase agreements or money market funds.  The Fund will not invest in money market instruments or other short-term investments as part of a temporary defensive strategy to protect against potential stock market declines.

Each of the policies described herein, including the Fund’s investment objective and 80% investment policy, constitutes a non-fundamental policy that may be changed by the Board without shareholder approval.  Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”).

Information Regarding the Index

The Index is a free float-adjusted market capitalization-weighted index compiled and published by STOXX Limited.  The Index is a real-time, tradable index comprising stocks selected from the eligible universe of securities of companies in the Automobile Index.

The Index is calculated on a net return basis which means that dividends are reinvested on a net basis across the Index.  The Index is denominated and quoted in EUR and USD.

The Index was launched on December 31, 2000.  As of [ ], 2014, it had a total market capitalization of $ [ ].

STOXX Limited or its affiliates are the proprietors and absolute owners of the Index.  STOXX Limited has granted Source, by way of a license, subject to the terms of an index license agreement between them, among other things the non-transferable and non-exclusive right to use the Index in respect of the Fund and to sponsor, issue, establish, market, list and distribute the Fund.

A full set of the ground rules for the management of the Index is also available on http://www.stoxx.com/indices/rulebooks.html.  The index methodology is subject to change from time to time and investors should refer to this website for up-to-date information about the index methodology.

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The Index is calculated and such calculation is updated continuously on an intra-second streaming basis until the market closes.

Index Provider and Website

The most updated list of the constituents of the Index and additional information on the Index can be obtained from the Index Provider’s website at http://www.stoxx.com.

Publication

STOXX Limited publishes the real time index level (Ticker: SXOAV) on Bloomberg, updated throughout the day.  The Reference Index may also be viewed on Reuters (Ticker: .SXOAV).

Additional Information about Principal Risks

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.  You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Absence of Active Market.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Automotive Industry Risk. The automotive industry, which consists of the automobile and automotive parts sub-industries, can be highly cyclical, and companies in the automotive industry may suffer periodic operating losses depending on the strength of the general economy. Companies in the automotive industry face intense competition, both domestically and internationally, which may have an adverse effect on their profitability. The industry can be significantly affected by labor disputes, economic downturns, consumer demand, product recalls, fluctuating component and material prices, and government policies and regulations. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies and import and export restrictions on automotive products can influence industry profitability. In addition, automotive companies must comply with environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the Fund’s investments. While most of the major automotive manufacturers are large companies, certain others may be smaller, non-diversified in both product line and customer base, and more vulnerable to the aforementioned events and circumstances.

Concentration Risk. The Fund will concentrate its investments to approximately the same extent as the Index concentrates in the securities of a particular industry or group of industries. To the extent the Fund concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

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Consumer Discretionary Sector Risk. The consumer discretionary sector, which includes the automotive industry, can be significantly affected by changes in domestic and international economies, worldwide demand, exchange rates, interest rates, competition, consumer confidence, social trends, and marketing campaigns. The profitability of consumer discretionary companies is tied closely to consumers’ disposable household income and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products, such as automobiles and automotive parts, in the marketplace. Companies in the consumer discretionary sector have historically been characterized as relatively cyclical and therefore more volatile in times of change.

Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

Equity Securities Risk.  The Fund invests in equity securities, which are subject to volatile changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in Europe. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. These conditions can significantly affect every country in Europe. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

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The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Large-Capitalization Securities Risk.  The Fund’s investments are expected to be composed primarily of, or have significant exposure to, securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Non-Diversification Risk. The Fund is “non-diversified” and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Non-U.S. Securities Risks.  Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

From time to time, the Fund may invest in shares of foreign investment companies, including but not limited to, ETFs the shares of which are listed and traded primarily or solely on a foreign securities exchange. Such foreign funds will not be registered as investment companies with the U.S. Securities and Exchange Commission (“SEC”) or subject to the U.S. federal securities laws. As a result, the Fund’s ability to transfer shares of such foreign funds outside of the foreign fund’s primary market will be restricted or prohibited. While such foreign funds may operate similarly to domestic funds, the Fund as an investor in a foreign fund will not be afforded the same investor protections as are provided by the U.S. federal securities laws.

When the Fund invests in a foreign fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the foreign fund’s expenses. Further, in part because of these additional expenses, the performance of a foreign fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the foreign fund. The Fund’s investments in foreign ETFs will be subject to the risk that the NAV of the foreign fund’s shares may trade below their NAV. The NAV of foreign fund shares will fluctuate with changes in the market value of the foreign fund’s holdings. The trading prices of foreign fund shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for a foreign ETF depending on the fund’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to a foreign fund’s shares trading at a premium or a discount to NAV.

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments relating to the Index. The Fund invests in securities and other instruments included in, or representative of, the Index regardless of their investment merits. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. For example, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Index. The Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of registered investment companies that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

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Shares of the Fund May Trade at Prices Other Than NAV.  Shares of the Fund may trade at, above or below their NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in the Fund’s NAV as well as market supply and demand. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares.  Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Tracking Error Risk.  The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units.  Imperfect correlation between the Fund’s portfolio securities and those in the Index, rounding of prices, changes to the Index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expense, while the Index does not. In addition, the Fund may not be able to invest in certain securities and other instruments included in the Index, or invest in them in the exact proportions they represent of the Index, due to a lack of liquidity on stock exchanges in which such securities trade. Moreover, the Fund may be delayed in purchasing or selling securities and other instruments included in the Index. Any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk.

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Trading Risks.  Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Valuation Risk. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Portfolio Holdings Information

Information about the Fund's portfolio holdings is available at www.us.source.info.com (the Fund's previous day's holdings are published daily).  A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is also available in the Fund's SAI.

Fund Management

Advisers.  Exchange Traded Concepts, LLC (“ETC”) an Oklahoma limited liability company, is located at 2545 S. Kelly Ave., Suite C, Edmond, Oklahoma 73013. ETC is majority owned by Yorkville ETF Holdings LLC. ETC was formed in 2009 and provides investment advisory services to other exchange-traded funds.  ETC serves as investment adviser to the Fund and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Trust’s Board of Trustees (“Board”) and officers.  ETC also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. ETC administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

Source Exchange Traded Products LLC ("Source"), a Delaware limited liability company, is located at 125 Park Avenue, 25th Floor, New York, New York 10017.  Source was launched in 2014, and is owned by Source Investment Products LLC and indirectly owned by Source Holdings Limited ("Source Holdings").  Source Holdings is majority-owned by Warburg Pincus and a consortium of global investment banks which each have a minority ownership in Source Holdings: BofA Merrill Lynch, Goldman Sachs, J.P. Morgan, Morgan Stanley and Nomura.  Source provides certain front office duties regarding the Fund's general administrative and corporate affairs, including (i) monitoring the financial position of the Fund, (ii) collecting and analyzing comparative statistical data on investment results, operating expenses, Fund growth, and sales and redemptions of Fund shares, (iii) monitoring secondary market trading activity in Fund shares, including liquidity and spreads, (iv) coordinating the activities of the Fund's various service providers, (v) providing reports with respect to the foregoing as requested by ETC or the Board and (vi) providing such other services as may be agreed upon by Source and ETC (or any sub-adviser to the Fund) or as requested by the Board.
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For the services it provides to the Fund, the Fund pays ETC and Source a fee, which is calculated daily and paid monthly, at an annual rate of XX% on the average daily net assets of the Fund.  Source has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Excluded Expenses").

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Sub-Adviser.  Mellon Capital Management Corporation ("Mellon Capital" or "Sub-Adviser"), the Fund's Sub-Adviser, is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon, a publicly traded financial holding company.  The Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the ETC, Source and the Board.

A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Portfolio Managers

The Fund is managed by Mellon Capital's Equity Index Strategies Portfolio management team.  The individual members of the team responsible for the day-to-day management of the Fund's portfolio are described below.

Ms. Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been with Mellon Capital since June 2000. Ms. Wong heads a team of portfolio managers responsible for overseeing all passive equity funds, including ETFs. She is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities. Ms. Wong attained the Chartered Financial Analyst designation. She graduated with a B.A. from San Francisco State University, and obtained an M.B.A. in Finance from San Francisco State University. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco. She is also a member of the S&P Index Advisory Panel and Russell Index Advisory Board.

Mr. Thomas J. Durante, CFA, a Managing Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since January 2000. Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios. He is responsible for refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, Mr. Durante worked in the fund accounting department for The Dreyfus Corporation. Mr. Durante attained the Chartered Financial Analyst designation. Mr. Durante graduated with a B.A. in Accounting from Fairfield University and is a member of the CFA Institute and the CFA Society of Pittsburgh. He has over 31 years of investment experience.

Mr. Richard A. Brown, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since August 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is responsible for refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. Mr. Brown graduated with an M.B.A. from California State University at Hayward and is a member of the CFA Institute and the CFA Society of San Francisco. He has over 18 years of investment experience.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed, and ownership of Fund shares.

Buying and Selling Fund Shares

Fund shares are listed for secondary trading on the NYSE Arca, Inc. (the “Exchange”).  When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price.  You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares.  A “Business Day” with respect to the Fund is any day on which the Exchange is open for business.  The Exchange is generally open Monday through Friday and is closed weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as described in the Fund’s SAI.  Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

Determination of Net Asset Value

NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e. the value of its total assets less total liabilities) by its total number of shares outstanding.  Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV.  NAV is determined each business day, normally as of the close of regular trading on the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of the Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the NYSE (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Index.  This may adversely affect the Fund’s ability to track the Index.  Because A Shares are listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell Fund shares.

Frequent Purchases and Redemptions of Fund Shares

The Fund does not impose any restrictions on the frequency of purchases and redemptions; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering whether a restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Shares are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to a few institutional investors, referred to by the Fund as authorized participants, and that most trading in the Fund occurs on the listing exchange at prevailing market prices and does not involve the Fund directly.  Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Fund or its shareholders.  In addition, frequent trading of shares by authorized participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

15

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund.  Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the Trust, including that such investment companies enter into an agreement with the Fund.

Distribution and Service Plan

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. However, the Board has determined that no payments pursuant to the Distribution and Service Plan will be made for at least the next twelve (12) months of operation.  Thereafter, 12b-1 fees may only be imposed after approval by the Board.  Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.  Because these fees would be paid out of the Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Premium/Discount Information

Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year, when available, can be found at [www.us.source.info.com].

Dividends, Distributions and Taxes

Fund Distributions

The Fund intends to pay out dividends from its net investment income to investors quarterly.  Nonetheless, the Fund may not make a dividend payment every quarter.  The Fund intends to distribute its net capital gains, if any, annually.  The Fund may also pay dividends and distributions at other times if necessary.

Dividend Reinvestment Service

Brokers may make available to their customers who own the Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

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Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

Taxes on Distributions. Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to non-corporate shareholders as long-term capital gains, which are subject to reduced maximum tax rates, regardless of how long the shareholders have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to non-corporate shareholders at long-term capital gain rates.

If certain holding period requirements are met, qualified dividend income received by the Fund may be eligible to be treated as qualified dividend income when distributed to non-corporate shareholders. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is not a PFIC and that is eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The PRC has such a treaty with the U.S.

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

17

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a return of capital to the extent of the shareholder’s basis in his or her shares of the Fund, and generally as a capital gain thereafter. A return-of-capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund.

As noted above, investment income earned by the Fund may be subject to non-U.S. taxes. If, as is expected, more than 50% of the total assets of the Fund at the close of a year consist of non-U.S. stocks or securities, the Fund may elect, for U.S. federal income tax purposes, to treat certain non-U.S. income taxes (including withholding taxes) paid by the Fund as paid by its shareholders. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may, in such case, be entitled to either a tax deduction in calculating your taxable income, or a credit in calculating your U.S. federal income tax. Your ability to use foreign tax credits is subject to certain generally applicable limitations as further described in the SAI.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gains with respect to such shares (including amounts credited to the shareholder as undistributed capital gains).

Medicare Tax.  U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

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Additional Information

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.  Any determination of whether one is an underwriter for purposes of the Securities Act must take into account all relevant facts and circumstances of each particular case.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares that are part of an over-allotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange.

Financial Highlights

The Fund had not commenced operations as of the date of this Prospectus and therefore does not yet have financial information.

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Disclaimers

The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGY OR ANY DATA INCLUDED HEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

[STOXX and its licensors (the “Licensors”) have no relationship to the Fund, other than the licensing of the Index and the related trademarks for use in connection with the Fund.

STOXX and its Licensors do not:

■	Sponsor, endorse, sell or promote the Fund.
■	Recommend that any person invest in the Fund or any other securities.
■	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.
■	Have any responsibility or liability for the administration, management or marketing of the Fund.
■	Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Reference Index or have any obligation to do so.]

STOXX and its Licensors will not have any liability in connection with the Fund. Specifically,

•	STOXX and its Licensors do not make any warranty, express or implied and disclaim any and all warranty about:
	•	The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data included in the Reference Index;
	•	The accuracy or completeness of the Index and its data;
	•	The merchantability and the fitness for a particular purpose or use of the Reference Index and its data;
•	STOXX and its Licensors will have no liability for any errors, omissions or interruptions in the Reference Index or its data;
•	Under no circumstances will STOXX or its Licensors be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or its Licensors knows that they might occur.
The licensing agreement between Source and STOXX is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

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Source STOXX Europe 600 Automobile & Parts ETF

A series of
Source ETF Trust

[ ]

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

These reports contain information about the Fund’s investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund’s holdings and detailed financial information about the Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION

To request a free copy of the latest annual or semi-annual report, the SAI or to request additional information about the Fund or to make other inquiries, please contact us as follows:

Call:	[(844)-4SOURCE]
[Monday through Friday]
[8:30 a.m. to 6:30 p.m.] (Eastern Time)

Write:	[__________________]

Visit:	[www.us.source.info.com]

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.

The Trust’s Investment Company Act file number: 811-

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SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS, DATED JUNE 19, 2014

Source ETF Trust

Prospectus

___________ ___, 2014

Source EURO STOXX Optimised Banks ETF

Principal Listing Exchange for the Fund: NYSE Arca, Inc.
Ticker Symbol:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Shares of the Fund are not individually redeemable and may trade at prices that differ from the Fund’s net asset value per share.

Fund Summary

Investment Objective

The Source EURO STOXX Optimised Banks ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the EURO STOXX Optimised Banks Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	XX%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
[Acquired Fund Fees and Expenses*]	XX%
Total Annual Fund Operating Expenses	XX%

*	Because the Fund is new, “Other Expenses” [and “Acquired Fund Fees and Expenses”] are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$XX	$XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

1

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index.  The Index is designed to measure the performance of banks in Europe.  The Index is a free float market capitalization weighted index and a subset of the EURO STOXX Banks Index, which comprises the Eurozone subset of the STOXX Europe 600 Banks Index.  The Index comprises financial services companies selected from the STOXX Europe 600 Index, which includes the stocks traded on the major exchanges of 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.  The STOXX Europe 600 Index includes 600 of the largest European stocks by free float market capitalization.

Eligible Index components are selected from the STOXX Europe 600 Index by applying certain filters including a liquidity factor and a capping of 20, 15 or 10% depending on the number of components in the Index.  The free float market capitalization, liquidity factors (to ensure relevant components have a sufficiently liquid trading market) and cap factors (ensuring no component constitutes part of the Index above a pre-determined percentage level) are reviewed quarterly.  The Index is rebalanced on a quarterly basis.    Deleted stocks are replaced with the highest ranked non-component on the selection list for the parent index.  The selection list is updated on a monthly basis according to the review component selection process. When the Index is reviewed, the published review component list is used as the selection list.

In seeking to track the performance of the Index, the Fund uses a passive management strategy known as “replication.” Replication involves investing directly in the component securities (or a substantial number of the component securities) of the Index in substantially the same weightings in which they are represented in the Index.  The Fund expects that over time, if it has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better.  A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not including in the Index, but that the Fund’s investment advisers believe will help the Fund track the Index.  Such investments include other investment companies, derivatives, cash and cash equivalents, and money market instruments.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.

STOXX Limited is the provider of the Index (the “Index Provider”).

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

2

Banking Sector Risk. The Fund invests primarily in securities of companies operating in the European banking sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of banking companies also may fluctuate widely in response to such events.

Absence of Active Market.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Concentration Risk.  To the extent the Fund’s investments are concentrated in a particular industry or group of industries, the Fund will be susceptible to loss due to adverse occurrences affecting that industry. Based on the current composition of the Index, it is expected that the Fund’s assets will be concentrated in the banking sector and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Currency Exchange Rate Risk.  The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Funds NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Equity Securities Risk.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

3

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several EU member countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Currently, a significant portion of the Index is allocated to securities of companies in Spain, Italy, France and Germany.

Large-Capitalization Securities Risk.  The Fund’s investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk.  The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value.  The Fund’s NAV and market price, like securities prices generally, will fluctuate within a wide range in response to these and other factors.

Non-Diversification Risk.  The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Securities Risk.  Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Passive Investment Risk.  The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

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Shares May Trade at Prices Different than NAV.  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses. Although the shares are currently listed on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Tracking Error Risk.  The Fund may not be able to provide the performance of the Index exactly due to the certain factors, including the receipt by the Fund of any dividend entitlement in respect of any Index securities (as adjusted for any withholding tax), corporate actions in respect of the Index securities, the Index methodology, any rebalance notification of the Index, whether a replication strategy is being followed by the Fund and as a result of certain fees and expenses and taxes.  Consequently, the NAV of the Fund may not exactly track the value of the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Valuation Risk.  The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

As of the date of this Prospectus, the Fund did not have performance history for a full calendar year.  Once the Fund has completed a full calendar year of operations, performance information will be provided that will give some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Investment Advisers

Exchange Traded Concepts, LLC (“ETC”) and Source Exchange Traded Investments LLC (“Source”) serve as co-investment advisers to the Fund (together, the “Advisers”).

Mellon Capital Management Corporation serves as the sub-adviser to the Fund (the “Sub-Adviser”).

Portfolio Managers

The following individuals of the Sub-Adviser have primary responsibility for the day-to-day management of the Fund.

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since its inception.

Thomas J. Durante, CFA, a Managing Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception.

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Purchase and Sale of Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares ("Creation Units"), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.  Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

Tax Information

The distributions made by the Fund are generally taxable, and will be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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Additional Information About the Fund’s Principal Investment Strategies

The Sub-Adviser intends to fully (or at least substantially) replicate the Index.  The Advisers and Sub-Adviser expect, absent a halt in trading, that the Fund will achieve full replication of the Index upon commencement of operations.  In addition, from time to time, the Sub-Adviser may choose to underweight or overweight a security in the Index, purchase securities not included in the Index that the Sub-Adviser believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques to seek to track, before fees and expenses, the performance of the Index.  The Sub-Adviser may also sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

The Fund may invest its assets in other securities, including, but not limited to, (i) interests in pooled investment vehicles, including affiliated and foreign funds (certain funds may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore, not subject to the same investor protections as the Fund), (ii) other securities not in the Index, (iii) derivatives, (iv) cash and cash equivalents, and (v) money market instruments, such as repurchase agreements or money market funds.  The Fund will not invest in money market instruments or other short-term investments as part of a temporary defensive strategy to protect against potential stock market declines.

Each of the policies described herein, including the Fund’s investment objective and 80% investment policy, constitutes a non-fundamental policy that may be changed by the Board without shareholder approval.  Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”).

Information Regarding the Index

The Index is a free float-adjusted market capitalization-weighted index compiled and published by STOXX Limited.  The Index is a real-time, tradable index comprising stocks selected from the eligible universe of securities of banks in the STOXX Europe 600 Index.

The Index is calculated on a net return basis which means that dividends are reinvested on a net basis across the Index.  The Index is denominated and quoted in EUR and USD.

The Index was launched on December 31, 2004.  As of [ ], 2014, it had a total market capitalization of $ [ ].

STOXX Limited or its affiliates are the proprietors and absolute owners of the Index.  STOXX Limited has granted Source, by way of a license, subject to the terms of an index license agreement between them, among other things the non-transferable and non-exclusive right to use the Index in respect of the Fund and to sponsor, issue, establish, market, list and distribute the Fund.

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A full set of the ground rules for the management of the Index is also available on http://www.stoxx.com/indices/rulebooks.html.  The index methodology is subject to change from time to time and investors should refer to this website for up-to-date information about the index methodology.

The Index is calculated and such calculation is updated continuously on an intra-second streaming basis until the market closes.

Index Provider and Website

The most updated list of the constituents of the Index and additional information on the Index can be obtained from the Index Provider’s website at http://www.stoxx.com.

Publication

STOXX Limited publishes the real time index level (Ticker: SXO7U) on Bloomberg, updated throughout the day.  The Reference Index may also be viewed on Reuters (Ticker: .SXO7U).

Additional Information About Principal Risks

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.  You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Absence of Active Market.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Banking Sector Risk.The Fund is subject to the risk that the securities of companies operating in the banking sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. For example, government regulations may limit both the amounts and types of loans and financial commitments banking companies can make, and the interest rates and fees they can charge and the amount of capital they must maintain, which may affect the profitability of banking companies. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of banking companies. The prices of the securities of banking companies also may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded banking companies, and general economic conditions that could create exposure to credit losses.

Concentration Risk. The Fund will concentrate its investments to approximately the same extent as the Index concentrates in the securities of a particular industry or group of industries. To the extent the Fund concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

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Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

Equity Securities Risk.  The Fund invests in equity securities, which are subject to volatile changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

Financial Sector Risk. Companies in the financial sector of an economy are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. In the recent past, deterioration of the credit markets impacted a broad range of mortgage, asset-backed, auction rate, sovereign debt and other markets, including U.S. and non-U.S. credit and interbank money markets, thereby affecting a wide range of financial institutions and markets. A number of large financial institutions have failed, merged with stronger institutions or have had significant government infusions of capital. Instability in the financial markets has caused certain financial companies to incur large losses. Some financial companies experienced declines in the valuations of their assets, took actions to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Some financial companies borrowed significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. Those actions caused the securities of many financial companies to decline in value. The financial sector is particularly sensitive to fluctuations in interest rates.

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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in Europe. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. These conditions can significantly affect every country in Europe. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Large-Capitalization Securities Risk.  The Fund’s investments are expected to be composed primarily of, or have significant exposure to, securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

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Non-Diversification Risk. The Fund is “non-diversified” and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Securities Risks.  Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

From time to time, the Fund may invest in shares of foreign investment companies, including but not limited to, ETFs the shares of which are listed and traded primarily or solely on a foreign securities exchange. Such foreign funds will not be registered as investment companies with the U.S. Securities and Exchange Commission (“SEC”) or subject to the U.S. federal securities laws. As a result, the Fund’s ability to transfer shares of such foreign funds outside of the foreign fund’s primary market will be restricted or prohibited. While such foreign funds may operate similarly to domestic funds, the Fund as an investor in a foreign fund will not be afforded the same investor protections as are provided by the U.S. federal securities laws.

When the Fund invests in a foreign fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the foreign fund’s expenses. Further, in part because of these additional expenses, the performance of a foreign fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the foreign fund. The Fund’s investments in foreign ETFs will be subject to the risk that the NAV of the foreign fund’s shares may trade below their NAV. The NAV of foreign fund shares will fluctuate with changes in the market value of the foreign fund’s holdings. The trading prices of foreign fund shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for a foreign ETF depending on the fund’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to a foreign fund’s shares trading at a premium or a discount to NAV.

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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments relating to the Index. The Fund invests in securities and other instruments included in, or representative of, the Index regardless of their investment merits. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. For example, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Index. The Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of registered investment companies that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Shares of the Fund May Trade at Prices Other Than NAV.  Shares of the Fund may trade at, above or below their NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in the Fund’s NAV as well as market supply and demand. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares.  Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Tracking Error Risk.  The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units.  Imperfect correlation between the Fund’s portfolio securities and those in the Index, rounding of prices, changes to the Index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expense, while the Index does not. In addition, the Fund may not be able to invest in certain securities and other instruments included in the Index, or invest in them in the exact proportions they represent of the Index, due to a lack of liquidity on stock exchanges in which such securities trade. Moreover, the Fund may be delayed in purchasing or selling securities and other instruments included in the Index. Any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk.

Trading Risks.  Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Valuation Risk. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Portfolio Holdings Information

Information about the Fund's portfolio holdings is available at www.us.source.info.com (the Fund's previous day's holdings are published daily).  A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is also available in the Fund's SAI.

Fund Management

Advisers.  Exchange Traded Concepts, LLC (“ETC”) an Oklahoma limited liability company, is located at 2545 S. Kelly Ave., Suite C, Edmond, Oklahoma 73013. ETC is majority owned by Yorkville ETF Holdings LLC. ETC was formed in 2009 and provides investment advisory services to other exchange-traded funds.  ETC serves as investment adviser to the Fund and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Trust’s Board of Trustees (“Board”) and officers.  ETC also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. ETC administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

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Source Exchange Traded Products LLC ("Source"), a Delaware limited liability company, is located at 125 Park Avenue, 25th Floor, New York, New York 10017.  Source was launched in 2014, and is owned by Source Investment Products LLC and indirectly owned by Source Holdings Limited ("Source Holdings").  Source Holdings is majority-owned by Warburg Pincus and a consortium of global investment banks which each have a minority ownership in Source Holdings: BofA Merrill Lynch, Goldman Sachs, J.P. Morgan, Morgan Stanley and Nomura.  Source provides certain front office duties regarding the Fund's general administrative and corporate affairs, including (i) monitoring the financial position of the Fund, (ii) collecting and analyzing comparative statistical data on investment results, operating expenses, Fund growth, and sales and redemptions of Fund shares, (iii) monitoring secondary market trading activity in Fund shares, including liquidity and spreads, (iv) coordinating the activities of the Fund's various service providers, (v) providing reports with respect to the foregoing as requested by ETC or the Board and (vi) providing such other services as may be agreed upon by Source and ETC (or any sub-adviser to the Fund) or as requested by the Board.

For the services it provides to the Fund, the Fund pays ETC and Source a fee, which is calculated daily and paid monthly, at an annual rate of XX% on the average daily net assets of the Fund.  Source has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Excluded Expenses").

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Sub-Adviser.  Mellon Capital Management Corporation ("Mellon Capital" or "Sub-Adviser"), the Fund's Sub-Adviser, is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon, a publicly traded financial holding company.  The Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the ETC, Source and the Board.

A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Portfolio Managers

The Fund is managed by Mellon Capital's Equity Index Strategies Portfolio management team.  The individual members of the team responsible for the day-to-day management of the Fund's portfolio are described below.

Ms. Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been with Mellon Capital since June 2000. Ms. Wong heads a team of portfolio managers responsible for overseeing all passive equity funds, including ETFs. She is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities. Ms. Wong attained the Chartered Financial Analyst designation. She graduated with a B.A. from San Francisco State University, and obtained an M.B.A. in Finance from San Francisco State University. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco. She is also a member of the S&P Index Advisory Panel and Russell Index Advisory Board.

Mr. Thomas J. Durante, CFA, a Managing Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since January 2000. Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios. He is responsible for refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, Mr. Durante worked in the fund accounting department for The Dreyfus Corporation. Mr. Durante attained the Chartered Financial Analyst designation. Mr. Durante graduated with a B.A. in Accounting from Fairfield University and is a member of the CFA Institute and the CFA Society of Pittsburgh. He has over 31 years of investment experience.

Mr. Richard A. Brown, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since August 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is responsible for refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. Mr. Brown graduated with an M.B.A. from California State University at Hayward and is a member of the CFA Institute and the CFA Society of San Francisco. He has over 18 years of investment experience.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed, and ownership of Fund shares.
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Buying and Selling Fund Shares

Fund shares are listed for secondary trading on the NYSE Arca, Inc. (the “Exchange”).  When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price.  You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares.  A “Business Day” with respect to the Fund is any day on which the Exchange is open for business.  The Exchange is generally open Monday through Friday and is closed weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as described in the Fund’s SAI.  Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

Determination of Net Asset Value

NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e. the value of its total assets less total liabilities) by its total number of shares outstanding.  Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV.  NAV is determined each business day, normally as of the close of regular trading on the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of the Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the NYSE (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Index.  This may adversely affect the Fund’s ability to track the Index.  Because A Shares are listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell Fund shares.

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Frequent Purchases and Redemptions of Fund Shares

The Fund does not impose any restrictions on the frequency of purchases and redemptions; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering whether a restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Shares are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to a few institutional investors, referred to by the Fund as authorized participants, and that most trading in the Fund occurs on the listing exchange at prevailing market prices and does not involve the Fund directly.  Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Fund or its shareholders.  In addition, frequent trading of shares by authorized participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund.  Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the Trust, including that such investment companies enter into an agreement with the Fund.

Distribution and Service Plan

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. However, the Board has determined that no payments pursuant to the Distribution and Service Plan will be made for at least the next twelve (12) months of operation.  Thereafter, 12b-1 fees may only be imposed after approval by the Board.  Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.  Because these fees would be paid out of the Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Premium/Discount Information

Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year, when available, can be found at [www.us.source.info.com].

16

Dividends, Distributions and Taxes

Fund Distributions

The Fund intends to pay out dividends from its net investment income to investors quarterly.  Nonetheless, the Fund may not make a dividend payment every quarter.  The Fund intends to distribute its net capital gains, if any, annually.  The Fund may also pay dividends and distributions at other times if necessary.

Dividend Reinvestment Service

Brokers may make available to their customers who own the Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

Taxes on Distributions. Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to non-corporate shareholders as long-term capital gains, which are subject to reduced maximum tax rates, regardless of how long the shareholders have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to non-corporate shareholders at long-term capital gain rates.

If certain holding period requirements are met, qualified dividend income received by the Fund may be eligible to be treated as qualified dividend income when distributed to non-corporate shareholders. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is not a PFIC and that is eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The PRC has such a treaty with the U.S.

17

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a return of capital to the extent of the shareholder’s basis in his or her shares of the Fund, and generally as a capital gain thereafter. A return-of-capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund.

As noted above, investment income earned by the Fund may be subject to non-U.S. taxes. If, as is expected, more than 50% of the total assets of the Fund at the close of a year consist of non-U.S. stocks or securities, the Fund may elect, for U.S. federal income tax purposes, to treat certain non-U.S. income taxes (including withholding taxes) paid by the Fund as paid by its shareholders. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may, in such case, be entitled to either a tax deduction in calculating your taxable income, or a credit in calculating your U.S. federal income tax. Your ability to use foreign tax credits is subject to certain generally applicable limitations as further described in the SAI.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gains with respect to such shares (including amounts credited to the shareholder as undistributed capital gains).

18

Medicare Tax.  U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

Additional Information

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.  Any determination of whether one is an underwriter for purposes of the Securities Act must take into account all relevant facts and circumstances of each particular case.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares that are part of an over-allotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange.

19

Financial Highlights

The Fund had not commenced operations as of the date of this Prospectus and therefore does not yet have financial information.

20

Disclaimers

The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGY OR ANY DATA INCLUDED HEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

[STOXX and its licensors (the “Licensors”) have no relationship to the Fund, other than the licensing of the Index and the related trademarks for use in connection with the Fund.

STOXX and its Licensors do not:

■	Sponsor, endorse, sell or promote the Fund.
■	Recommend that any person invest in the Fund or any other securities.
■	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.
■	Have any responsibility or liability for the administration, management or marketing of the Fund.
■	Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Reference Index or have any obligation to do so.]

STOXX and its Licensors will not have any liability in connection with the Fund. Specifically,

•	STOXX and its Licensors do not make any warranty, express or implied and disclaim any and all warranty about:
	•	The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data included in the Reference Index;
	•	The accuracy or completeness of the Index and its data;
	•	The merchantability and the fitness for a particular purpose or use of the Reference Index and its data;
•	STOXX and its Licensors will have no liability for any errors, omissions or interruptions in the Reference Index or its data;
•	Under no circumstances will STOXX or its Licensors be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or its Licensors knows that they might occur.
The licensing agreement between Source and STOXX is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

21

Source EURO STOXX Optimised Banks ETF

A series of
Source ETF Trust

[ ]

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

These reports contain information about the Fund’s investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund’s holdings and detailed financial information about the Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION

To request a free copy of the latest annual or semi-annual report, the SAI or to request additional information about the Fund or to make other inquiries, please contact us as follows:

Call:	[(844)-4SOURCE]
[Monday through Friday]
[8:30 a.m. to 6:30 p.m.] (Eastern Time)

Write:	[__________________]

Visit:	[www.us.source.info.com]

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.

The Trust’s Investment Company Act file number: 811-

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SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS, DATED JUNE 19, 2014

Source ETF Trust

Prospectus

___________ ___, 2014

Source STOXX Europe 600 Optimised Banks ETF

Principal Listing Exchange for the Fund: NYSE Arca, Inc.
Ticker Symbol:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Shares of the Fund are not individually redeemable and may trade at prices that differ from the Fund’s net asset value per share.

Fund Summary

Investment Objective

The Source STOXX Europe 600 Optimised Banks ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the STOXX Europe 600 Optimised Banks Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	XX%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
[Acquired Fund Fees and Expenses*]	XX%
Total Annual Fund Operating Expenses	XX%

*	Because the Fund is new, “Other Expenses” [and “Acquired Fund Fees and Expenses”] are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$XX	$XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

1

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is designed to measure the performance of banks in Europe.  The Index is derived from the STOXX Europe 600 Supersector Banks Index (the “Banks Index”) and provides a representation of STOXX Limited sector leaders based on STOXX Limited’s Industry Classification Benchmark.  The Index seeks to track the performance of the largest and most liquid European stocks in the banks sector in 16 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.  The Banks Index is comprised of securities from the STOXX Europe 600 Index, which includes 600 of the largest European stocks by free float market capitalization.

The Index applies a sector dependent liquidity cap that reduces the weighting of only those constituents whose average daily turnover, as a fraction of its free float market capitalization, is below the sector average.  Index composition and the free float market capitalization weightings of the constituents are reviewed quarterly.  The Index is rebalanced on a quarterly basis.Deleted stocks are replaced with the highest ranked non-component on the selection list for the parent index.  The selection list is updated on a monthly basis according to the review component selection process. When the Index is reviewed, the published review component list is used as the selection list.

In seeking to track the performance of the Index, the Fund uses a passive management strategy known as “replication.” Replication involves investing directly in the component securities (or a substantial number of the component securities) of the Index in substantially the same weightings in which they are represented in the Index.  The Fund expects that over time, if it has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better.  A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not including in the Index, but that the Fund’s investment advisers believe will help the Fund track the Index.  Such investments include other investment companies, derivatives, cash and cash equivalents,  and money market instruments.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.

STOXX Limited is the provider of the Index (the “Index Provider”).

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

2

Banking Sector Risk. The Fund invests primarily in securities of companies operating in the European banking sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of banking companies also may fluctuate widely in response to such events.

Absence of Active Market.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Concentration Risk.  To the extent the Fund’s investments are concentrated in a particular industry or group of industries, the Fund will be susceptible to loss due to adverse occurrences affecting that industry. Based on the current composition of the Index, it is expected that the Fund’s assets will be concentrated in the banking sector and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Currency Exchange Rate Risk.  The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Funds NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Equity Securities Risk.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

3

Investing in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several EU member countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Currently, a significant portion of the Index is allocated to securities of companies in the United Kingdom, Spain, France, Italy and Switzerland.

Large-Capitalization Securities Risk.  The Fund’s investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk.  The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value.  The Fund’s NAV and market price, like securities prices generally, will fluctuate within a wide range in response to these and other factors.

Non-Diversification Risk.  The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Securities Risk.  Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Passive Investment Risk.  The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

4

Shares May Trade at Prices Different than NAV.  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses. Although the shares are currently listed on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Tracking Error Risk.  The Fund may not be able to provide the performance of the Index exactly due to the certain factors, including the receipt by the Fund of any dividend entitlement in respect of any Index securities (as adjusted for any withholding tax), corporate actions in respect of the Index securities, the Index methodology, any rebalance notification of the Index, whether a replication strategy is being followed by the Fund and as a result of certain fees and expenses and taxes.  Consequently, the NAV of the Fund may not exactly track the value of the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Valuation Risk.  The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

As of the date of this Prospectus, the Fund did not have performance history for a full calendar year.  Once the Fund has completed a full calendar year of operations, performance information will be provided that will give some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Investment Advisers

Exchange Traded Concepts, LLC (“ETC”) and Source Exchange Traded Investments LLC (“Source”) serve as co-investment advisers to the Fund (together, the “Advisers”).

Mellon Capital Management Corporation serves as the sub-adviser to the Fund (the “Sub-Adviser”).

Portfolio Managers

The following individuals of the Sub-Adviser have primary responsibility for the day-to-day management of the Fund.

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since its inception.

Thomas J. Durante, CFA, a Managing Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception.

5

Purchase and Sale of Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares ("Creation Units"), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.  Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

Tax Information

The distributions made by the Fund are generally taxable, and will be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

6

Additional Information About the Fund’s Principal Investment Strategies

The Sub-Adviser intends to fully (or at least substantially) replicate the Index.  The Advisers and Sub-Adviser expect, absent a halt in trading, that the Fund will achieve full replication of the Index upon commencement of operations.  In addition, from time to time, the Sub-Adviser may choose to underweight or overweight a security in the Index, purchase securities not included in the Index that the Sub-Adviser believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques to seek to track, before fees and expenses, the performance of the Index.  The Sub-Adviser may also sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

The Fund may invest its assets in other securities, including, but not limited to, (i) interests in pooled investment vehicles, including affiliated and foreign funds (certain funds may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore, not subject to the same investor protections as the Fund), (ii) other securities not in the Index, (iii) derivatives, (iv) cash and cash equivalents, and (v) money market instruments, such as repurchase agreements or money market funds.  The Fund will not invest in money market instruments or other short-term investments as part of a temporary defensive strategy to protect against potential stock market declines.

Each of the policies described herein, including the Fund’s investment objective and 80% investment policy, constitutes a non-fundamental policy that may be changed by the Board without shareholder approval.  Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”).

Information Regarding the Index

The Index is a free float-adjusted market capitalization-weighted index compiled and published by STOXX Limited.  The Index is a real-time, tradable index comprising stocks selected from the eligible universe of securities of banks in the Banks Index.

The Index is calculated on a net return basis which means that dividends are reinvested on a net basis across the Index.  The Index is denominated and quoted in EUR and USD.

The Index was launched on December 31, 2000.  As of [ ], 2014, it had a total market capitalization of $[ ].

STOXX Limited or its affiliates are the proprietors and absolute owners of the Index.  STOXX Limited has granted Source, by way of a license, subject to the terms of an index license agreement between them, among other things the non-transferable and non-exclusive right to use the Index in respect of the Fund and to sponsor, issue, establish, market, list and distribute the Fund.

7

A full set of the ground rules for the management of the Index is also available on http://www.stoxx.com/indices/rulebooks.html.  The index methodology is subject to change from time to time and investors should refer to this website for up-to-date information about the index methodology.

The Index is calculated and such calculation is updated continuously on an intra-second streaming basis until the market closes.

Index Provider and Website

The most updated list of the constituents of the Index and additional information on the Index can be obtained from the Index Provider’s website at http://www.stoxx.com.

Publication

STOXX Limited publishes the real time index level (Ticker: SXO7V) on Bloomberg, updated throughout the day.  The Reference Index may also be viewed on Reuters (Ticker: .SXO7V).

Additional Information about Principal Risks

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.  You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Absence of Active Market.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Banking Sector Risk.The Fund is subject to the risk that the securities of companies operating in the banking sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. For example, government regulations may limit both the amounts and types of loans and financial commitments banking companies can make, and the interest rates and fees they can charge and the amount of capital they must maintain, which may affect the profitability of banking companies. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of banking companies. The prices of the securities of banking companies also may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded banking companies, and general economic conditions that could create exposure to credit losses.

Concentration Risk. The Fund will concentrate its investments to approximately the same extent as the Index concentrates in the securities of a particular industry or group of industries. To the extent the Fund concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

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Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

Equity Securities Risk.  The Fund invests in equity securities, which are subject to volatile changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

Financial Sector Risk. Companies in the financial sector of an economy are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. In the recent past, deterioration of the credit markets impacted a broad range of mortgage, asset-backed, auction rate, sovereign debt and other markets, including U.S. and non-U.S. credit and interbank money markets, thereby affecting a wide range of financial institutions and markets. A number of large financial institutions have failed, merged with stronger institutions or have had significant government infusions of capital. Instability in the financial markets has caused certain financial companies to incur large losses. Some financial companies experienced declines in the valuations of their assets, took actions to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Some financial companies borrowed significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. Those actions caused the securities of many financial companies to decline in value. The financial sector is particularly sensitive to fluctuations in interest rates.

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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in Europe. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. These conditions can significantly affect every country in Europe. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Large-Capitalization Securities Risk.  The Fund’s investments are expected to be composed primarily of, or have significant exposure to, securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

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Non-Diversification Risk. The Fund is “non-diversified” and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Securities Risks.  Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

From time to time, the Fund may invest in shares of foreign investment companies, including but not limited to, ETFs the shares of which are listed and traded primarily or solely on a foreign securities exchange. Such foreign funds will not be registered as investment companies with the U.S. Securities and Exchange Commission (“SEC”) or subject to the U.S. federal securities laws. As a result, the Fund’s ability to transfer shares of such foreign funds outside of the foreign fund’s primary market will be restricted or prohibited. While such foreign funds may operate similarly to domestic funds, the Fund as an investor in a foreign fund will not be afforded the same investor protections as are provided by the U.S. federal securities laws.

When the Fund invests in a foreign fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the foreign fund’s expenses. Further, in part because of these additional expenses, the performance of a foreign fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the foreign fund. The Fund’s investments in foreign ETFs will be subject to the risk that the NAV of the foreign fund’s shares may trade below their NAV. The NAV of foreign fund shares will fluctuate with changes in the market value of the foreign fund’s holdings. The trading prices of foreign fund shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for a foreign ETF depending on the fund’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to a foreign fund’s shares trading at a premium or a discount to NAV.

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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments relating to the Index. The Fund invests in securities and other instruments included in, or representative of, the Index regardless of their investment merits. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. For example, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Index. The Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of registered investment companies that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Shares of the Fund May Trade at Prices Other Than NAV.  Shares of the Fund may trade at, above or below their NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in the Fund’s NAV as well as market supply and demand. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares.  Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Tracking Error Risk.  The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units.  Imperfect correlation between the Fund’s portfolio securities and those in the Index, rounding of prices, changes to the Index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expense, while the Index does not. In addition, the Fund may not be able to invest in certain securities and other instruments included in the Index, or invest in them in the exact proportions they represent of the Index, due to a lack of liquidity on stock exchanges in which such securities trade. Moreover, the Fund may be delayed in purchasing or selling securities and other instruments included in the Index. Any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk.

Trading Risks.  Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Valuation Risk. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Portfolio Holdings Information

Information about the Fund's portfolio holdings is available at www.us.source.info.com (the Fund's previous day's holdings are published daily).  A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is also available in the Fund's SAI.

Fund Management

Advisers.  Exchange Traded Concepts, LLC (“ETC”) an Oklahoma limited liability company, is located at 2545 S. Kelly Ave., Suite C, Edmond, Oklahoma 73013. ETC is majority owned by Yorkville ETF Holdings LLC. ETC was formed in 2009 and provides investment advisory services to other exchange-traded funds.  ETC serves as investment adviser to the Fund and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Trust’s Board of Trustees (“Board”) and officers.  ETC also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. ETC administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

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Source Exchange Traded Products LLC ("Source"), a Delaware limited liability company, is located at 125 Park Avenue, 25th Floor, New York, New York 10017.  Source was launched in 2014, and is owned by Source Investment Products LLC and indirectly owned by Source Holdings Limited ("Source Holdings").  Source Holdings is majority-owned by Warburg Pincus and a consortium of global investment banks which each have a minority ownership in Source Holdings: BofA Merrill Lynch, Goldman Sachs, J.P. Morgan, Morgan Stanley and Nomura.  Source provides certain front office duties regarding the Fund's general administrative and corporate affairs, including (i) monitoring the financial position of the Fund, (ii) collecting and analyzing comparative statistical data on investment results, operating expenses, Fund growth, and sales and redemptions of Fund shares, (iii) monitoring secondary market trading activity in Fund shares, including liquidity and spreads, (iv) coordinating the activities of the Fund's various service providers, (v) providing reports with respect to the foregoing as requested by ETC or the Board and (vi) providing such other services as may be agreed upon by Source and ETC (or any sub-adviser to the Fund) or as requested by the Board.

For the services it provides to the Fund, the Fund pays ETC and Source a fee, which is calculated daily and paid monthly, at an annual rate of XX% on the average daily net assets of the Fund.  Source has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Excluded Expenses").

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Sub-Adviser.  Mellon Capital Management Corporation ("Mellon Capital" or "Sub-Adviser"), the Fund's Sub-Adviser, is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon, a publicly traded financial holding company.  The Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the ETC, Source and the Board.

A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Portfolio Managers

The Fund is managed by Mellon Capital's Equity Index Strategies Portfolio management team.  The individual members of the team responsible for the day-to-day management of the Fund's portfolio are described below.

Ms. Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been with Mellon Capital since June 2000. Ms. Wong heads a team of portfolio managers responsible for overseeing all passive equity funds, including ETFs. She is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities. Ms. Wong attained the Chartered Financial Analyst designation. She graduated with a B.A. from San Francisco State University, and obtained an M.B.A. in Finance from San Francisco State University. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco. She is also a member of the S&P Index Advisory Panel and Russell Index Advisory Board.

Mr. Thomas J. Durante, CFA, a Managing Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since January 2000. Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios. He is responsible for refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, Mr. Durante worked in the fund accounting department for The Dreyfus Corporation. Mr. Durante attained the Chartered Financial Analyst designation. Mr. Durante graduated with a B.A. in Accounting from Fairfield University and is a member of the CFA Institute and the CFA Society of Pittsburgh. He has over 31 years of investment experience.

Mr. Richard A. Brown, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since August 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is responsible for refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. Mr. Brown graduated with an M.B.A. from California State University at Hayward and is a member of the CFA Institute and the CFA Society of San Francisco. He has over 18 years of investment experience.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed, and ownership of Fund shares.
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Buying and Selling Fund Shares

Fund shares are listed for secondary trading on the NYSE Arca, Inc. (the “Exchange”).  When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price.  You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares.  A “Business Day” with respect to the Fund is any day on which the Exchange is open for business.  The Exchange is generally open Monday through Friday and is closed weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as described in the Fund’s SAI.  Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

Determination of Net Asset Value

NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e. the value of its total assets less total liabilities) by its total number of shares outstanding.  Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV.  NAV is determined each business day, normally as of the close of regular trading on the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of the Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the NYSE (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Index.  This may adversely affect the Fund’s ability to track the Index.  Because A Shares are listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell Fund shares.

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Frequent Purchases and Redemptions of Fund Shares

The Fund does not impose any restrictions on the frequency of purchases and redemptions; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering whether a restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Shares are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to a few institutional investors, referred to by the Fund as authorized participants, and that most trading in the Fund occurs on the listing exchange at prevailing market prices and does not involve the Fund directly.  Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Fund or its shareholders.  In addition, frequent trading of shares by authorized participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund.  Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the Trust, including that such investment companies enter into an agreement with the Fund.

Distribution and Service Plan

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. However, the Board has determined that no payments pursuant to the Distribution and Service Plan will be made for at least the next twelve (12) months of operation.  Thereafter, 12b-1 fees may only be imposed after approval by the Board.  Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.  Because these fees would be paid out of the Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Premium/Discount Information

Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year, when available, can be found at [www.us.source.info.com].

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Dividends, Distributions and Taxes

Fund Distributions

The Fund intends to pay out dividends from its net investment income to investors quarterly.  Nonetheless, the Fund may not make a dividend payment every quarter.  The Fund intends to distribute its net capital gains, if any, annually.  The Fund may also pay dividends and distributions at other times if necessary.

Dividend Reinvestment Service

Brokers may make available to their customers who own the Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

Taxes on Distributions. Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to non-corporate shareholders as long-term capital gains, which are subject to reduced maximum tax rates, regardless of how long the shareholders have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to non-corporate shareholders at long-term capital gain rates.

If certain holding period requirements are met, qualified dividend income received by the Fund may be eligible to be treated as qualified dividend income when distributed to non-corporate shareholders. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is not a PFIC and that is eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The PRC has such a treaty with the U.S.

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In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a return of capital to the extent of the shareholder’s basis in his or her shares of the Fund, and generally as a capital gain thereafter. A return-of-capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund.

As noted above, investment income earned by the Fund may be subject to non-U.S. taxes. If, as is expected, more than 50% of the total assets of the Fund at the close of a year consist of non-U.S. stocks or securities, the Fund may elect, for U.S. federal income tax purposes, to treat certain non-U.S. income taxes (including withholding taxes) paid by the Fund as paid by its shareholders. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may, in such case, be entitled to either a tax deduction in calculating your taxable income, or a credit in calculating your U.S. federal income tax. Your ability to use foreign tax credits is subject to certain generally applicable limitations as further described in the SAI.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gains with respect to such shares (including amounts credited to the shareholder as undistributed capital gains).

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Medicare Tax.  U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

Additional Information

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.  Any determination of whether one is an underwriter for purposes of the Securities Act must take into account all relevant facts and circumstances of each particular case.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares that are part of an over-allotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange.

19

Financial Highlights

The Fund had not commenced operations as of the date of this Prospectus and therefore does not yet have financial information.

20

Disclaimers

The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGY OR ANY DATA INCLUDED HEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

[STOXX and its licensors (the “Licensors”) have no relationship to the Fund, other than the licensing of the Index and the related trademarks for use in connection with the Fund.

STOXX and its Licensors do not:

■	Sponsor, endorse, sell or promote the Fund.
■	Recommend that any person invest in the Fund or any other securities.
■	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.
■	Have any responsibility or liability for the administration, management or marketing of the Fund.
■	Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Reference Index or have any obligation to do so.]

STOXX and its Licensors will not have any liability in connection with the Fund. Specifically,

•	STOXX and its Licensors do not make any warranty, express or implied and disclaim any and all warranty about:
	•	The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data included in the Reference Index;
	•	The accuracy or completeness of the Index and its data;
	•	The merchantability and the fitness for a particular purpose or use of the Reference Index and its data;
•	STOXX and its Licensors will have no liability for any errors, omissions or interruptions in the Reference Index or its data;
•	Under no circumstances will STOXX or its Licensors be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or its Licensors knows that they might occur.
The licensing agreement between Source and STOXX is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

21

Source STOXX Europe 600 Optimised Banks ETF

A series of
Source ETF Trust

[ ]

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

These reports contain information about the Fund’s investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund’s holdings and detailed financial information about the Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION

To request a free copy of the latest annual or semi-annual report, the SAI or to request additional information about the Fund or to make other inquiries, please contact us as follows:

Call:	[(844)-4SOURCE]
[Monday through Friday]
[8:30 a.m. to 6:30 p.m.] (Eastern Time)

Write:	[__________________]

Visit:	[www.us.source.info.com]

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.

The Trust’s Investment Company Act file number: 811-

22

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS, DATED JUNE 19, 2014

Source ETF Trust

Prospectus

___________ ___, 2014

Source STOXX Europe 600 Optimised Basic Resources ETF

Principal Listing Exchange for the Fund: NYSE Arca, Inc.
Ticker Symbol:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Shares of the Fund are not individually redeemable and may trade at prices that differ from the Fund’s net asset value per share.

Fund Summary

Investment Objective

The Source STOXX Europe 600 Optimised Basic Resources ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the STOXX Europe 600 Optimised Basic Resources Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	XX%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
[Acquired Fund Fees and Expenses*]	XX%
Total Annual Fund Operating Expenses	XX%

*	Because the Fund is new, “Other Expenses” [and “Acquired Fund Fees and Expenses”] are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$XX	$XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

1

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index.  The Index is designed to measure the performance of companies in the basic resources sector in Europe.  The Index is derived from the STOXX Europe 600 Supersector Basic Resources Index (the “Basic Resources Index”) and provides a representation of STOXX Limited sector leaders based on STOXX Limited’s Industry Classification Benchmark.  The Index seeks to track the performance of the largest and most liquid European stocks in the basic resources sector in 16 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.  The Basic Resources Index is comprised of securities from the STOXX Europe 600 Index, which includes 600 of the largest European stocks by free float market capitalization.

The Index applies a sector dependent liquidity cap that reduces the weighting of only those constituents whose average daily turnover, as a fraction of its free float market capitalization, is below the sector average.  Index composition and the free float market capitalization weightings of the constituents are reviewed quarterly.  The Index is rebalanced on a quarterly basis.Deleted stocks are replaced with the highest ranked non-component on the selection list for the parent index.  The selection list is updated on a monthly basis according to the review component selection process. When the Index is reviewed, the published review component list is used as the selection list.

In seeking to track the performance of the Index, the Fund uses a passive management strategy known as “replication.” Replication involves investing directly in the component securities (or a substantial number of the component securities) of the Index in substantially the same weightings in which they are represented in the Index.  The Fund expects that over time, if it has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better.  A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not including in the Index, but that the Fund’s investment advisers believe will help the Fund track the Index.  Such investments include other investment companies, derivatives, cash and cash equivalents, and money market instruments.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.

STOXX Limited is the provider of the Index (the “Index Provider”).

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

2

Absence of Active Market.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Basic Resources Sector Risk. The Fund invests primarily in the securities of companies in the basic resources sector, which consists of the natural resources, raw materials, metals and mining, and forestry and paper industries. Companies in the basic resources industry may be adversely impacted by changes in commodity prices and exchange rates, import controls, worldwide competition, depletion of natural resources, delays in technological progress, a reduction in consumer demand, over-production of resources, labor relations, litigation, and government regulations, among other factors.

Concentration Risk.  To the extent the Fund’s investments are concentrated in a particular industry or group of industries, the Fund will be susceptible to loss due to adverse occurrences affecting that industry. Based on the current composition of the Index, it is expected that the Fund’s assets will be concentrated in the basic resources sector and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Currency Exchange Rate Risk.  The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Funds NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Equity Securities Risk.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several EU member countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Currently, a significant portion of the Index is allocated to securities of companies in the United Kingdom.

3

Large-Capitalization Securities Risk.  The Fund’s investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk.  The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value.  The Fund’s NAV and market price, like securities prices generally, will fluctuate within a wide range in response to these and other factors.

Metals and Mining Industry Risk. The Fund invests a significant portion of its assets in companies in the metals and mining industry. Companies in the metals and mining industry are susceptible to volatility in worldwide metal prices as well as fluctuations in extraction and production costs. In addition, the metals and mining industry can be significantly affected by the success of exploration projects, changes in commodity prices, and events relating to international political and economic developments, such as social and political unrest, military coups, expropriation, nationalization, confiscation of assets and property, and repatriation of capital. These companies may also be at risk for increased government regulation, taxation, and intervention related to energy conservation policies, security threats, or environmental concerns. Such risks may adversely affect the issuers to which the Fund has exposure.

Non-Diversification Risk.  The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Securities Risk.  Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

4

Passive Investment Risk.  The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Shares May Trade at Prices Different than NAV.  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses. Although the shares are currently listed on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Tracking Error Risk.  The Fund may not be able to provide the performance of the Index exactly due to the certain factors, including the receipt by the Fund of any dividend entitlement in respect of any Index securities (as adjusted for any withholding tax), corporate actions in respect of the Index securities, the Index methodology, any rebalance notification of the Index, whether a replication strategy is being followed by the Fund and as a result of certain fees and expenses and taxes.  Consequently, the NAV of the Fund may not exactly track the value of the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Valuation Risk.  The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

As of the date of this Prospectus, the Fund did not have performance history for a full calendar year.  Once the Fund has completed a full calendar year of operations, performance information will be provided that will give some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Investment Advisers

Exchange Traded Concepts, LLC (“ETC”) and Source Exchange Traded Investments LLC (“Source”) serve as co-investment advisers to the Fund (together, the “Advisers”).

Mellon Capital Management Corporation  serves as the sub-adviser to the Fund (the “Sub-Adviser”).

5

Portfolio Managers

The following individuals of the Sub-Adviser have primary responsibility for the day-to-day management of the Fund.

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since its inception.

Thomas J. Durante, CFA, a Managing Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares ("Creation Units"), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.  Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

Tax Information

The distributions made by the Fund are generally taxable, and will be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

6

Additional Information About the Fund’s Principal Investment Strategies

The Sub-Adviser intends to fully (or at least substantially) replicate the Index.  The Advisers and Sub-Adviser expect, absent a halt in trading, that the Fund will achieve full replication of the Index upon commencement of operations.  In addition, from time to time, the Sub-Adviser may choose to underweight or overweight a security in the Index, purchase securities not included in the Index that the Sub-Adviser believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques to seek to track, before fees and expenses, the performance of the Index.  The Sub-Adviser may also sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

The Fund may invest its assets in other securities, including, but not limited to, (i) interests in pooled investment vehicles, including affiliated and foreign funds (certain funds may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore, not subject to the same investor protections as the Fund), (ii) other securities not in the Index, (iii) derivatives, (iv) cash and cash equivalents, and (v) money market instruments, such as repurchase agreements or money market funds.  The Fund will not invest in money market instruments or other short-term investments as part of a temporary defensive strategy to protect against potential stock market declines.

Each of the policies described herein, including the Fund’s investment objective and 80% investment policy, constitutes a non-fundamental policy that may be changed by the Board without shareholder approval.  Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”).

Information Regarding the Index

The Index is a free float-adjusted market capitalization-weighted index compiled and published by STOXX Limited.  The Index is a real-time, tradable index comprising stocks selected from the eligible universe of securities of companies in the Basic Resources Index.

The Index is calculated on a net return basis which means that dividends are reinvested on a net basis across the Index.  The Index is denominated and quoted in EUR and USD.

The Index was launched on December 31, 2000.  As of [ ], 2014, it had a total market capitalization of $[ ].

STOXX Limited or its affiliates are the proprietors and absolute owners of the Index.  STOXX Limited has granted Source, by way of a license, subject to the terms of an index license agreement between them, among other things the non-transferable and non-exclusive right to use the Index in respect of the Fund and to sponsor, issue, establish, market, list and distribute the Fund.

A full set of the ground rules for the management of the Index is also available on http://www.stoxx.com/indices/rulebooks.html.  The index methodology is subject to change from time to time and investors should refer to this website for up-to-date information about the index methodology.

7

The Index is calculated and such calculation is updated continuously on an intra-second streaming basis until the market closes.

Index Provider and Website

The most updated list of the constituents of the Index and additional information on the Index can be obtained from the Index Provider’s website at http://www.stoxx.com.

Publication

STOXX Limited publishes the real time index level (Ticker: SXOPV) on Bloomberg, updated throughout the day.  The Reference Index may also be viewed on Reuters (Ticker: .SXOPV).

Additional Information About Principal Risks

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.  You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Absence of Active Market.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Basic Resources Sector Risk. The basic resources sector consists of the natural resources, raw materials, metals and mining, and forestry and paper industries. Companies in the basic resources industry may be adversely impacted by changes in commodity prices and exchange rates, import controls, worldwide competition, depletion of natural resources, delays in technological progress, a reduction in consumer demand, over-production of resources, labor relations, and government regulations, among other factors. Companies in the basic resources sector are also at risk for environmental damage and product liability claims as well as mandated expenditures for safety and pollution control. As the demand for, or prices of, basic resources increase, the value of the Fund’s investments in basic resource companies generally would be expected to also increase. Conversely, declines in the demand for, or prices of, basic resources generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Concentration Risk. The Fund will concentrate its investments to approximately the same extent as the Index concentrates in the securities of a particular industry or group of industries. To the extent the Fund concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

8

Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

Equity Securities Risk.  The Fund invests in equity securities, which are subject to volatile changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in Europe. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. These conditions can significantly affect every country in Europe. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

9

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Large-Capitalization Securities Risk.  The Fund’s investments are expected to be composed primarily of, or have significant exposure to, securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Metals and Mining Industry Risk. Companies in the metals and mining industry are susceptible to volatility in worldwide metal prices as well as fluctuations in extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. In addition, the metals and mining industry can be significantly affected by the success of exploration projects, changes in commodity prices, and events relating to international political and economic developments, such as social and political unrest, military coups, expropriation, nationalization, confiscation of assets and property, and repatriation of capital.  These companies may also be at risk for increased government regulation, taxation, and intervention related to energy conservation policies, security threats, or environmental concerns. Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry. Such risks may adversely affect the issuers to which the Fund has exposure. The price of the equity securities of metals and mining companies and the price of the corresponding metal commodities may not always be closely correlated. Investing in a metals and mining company involves certain risks unrelated to an investment in a metal as a commodity, including production costs, operational and managerial risk, and the possibility that the company will take measures to hedge or minimize its exposure to the volatility of the market price of metal commodities.

Non-Diversification Risk. The Fund is “non-diversified” and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Non-U.S. Securities Risks.  Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

From time to time, the Fund may invest in shares of foreign investment companies, including but not limited to, ETFs the shares of which are listed and traded primarily or solely on a foreign securities exchange. Such foreign funds will not be registered as investment companies with the U.S. Securities and Exchange Commission (“SEC”) or subject to the U.S. federal securities laws. As a result, the Fund’s ability to transfer shares of such foreign funds outside of the foreign fund’s primary market will be restricted or prohibited. While such foreign funds may operate similarly to domestic funds, the Fund as an investor in a foreign fund will not be afforded the same investor protections as are provided by the U.S. federal securities laws.

When the Fund invests in a foreign fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the foreign fund’s expenses. Further, in part because of these additional expenses, the performance of a foreign fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the foreign fund. The Fund’s investments in foreign ETFs will be subject to the risk that the NAV of the foreign fund’s shares may trade below their NAV. The NAV of foreign fund shares will fluctuate with changes in the market value of the foreign fund’s holdings. The trading prices of foreign fund shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for a foreign ETF depending on the fund’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to a foreign fund’s shares trading at a premium or a discount to NAV.

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments relating to the Index. The Fund invests in securities and other instruments included in, or representative of, the Index regardless of their investment merits. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. For example, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Index. The Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of registered investment companies that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

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Shares of the Fund May Trade at Prices Other Than NAV.  Shares of the Fund may trade at, above or below their NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in the Fund’s NAV as well as market supply and demand. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares.  Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Tracking Error Risk.  The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units.  Imperfect correlation between the Fund’s portfolio securities and those in the Index, rounding of prices, changes to the Index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expense, while the Index does not. In addition, the Fund may not be able to invest in certain securities and other instruments included in the Index, or invest in them in the exact proportions they represent of the Index, due to a lack of liquidity on stock exchanges in which such securities trade. Moreover, the Fund may be delayed in purchasing or selling securities and other instruments included in the Index. Any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk.

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Trading Risks.  Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Valuation Risk. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Portfolio Holdings Information

Information about the Fund's portfolio holdings is available at www.us.source.info.com (the Fund's previous day's holdings are published daily).  A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is also available in the Fund's SAI.

Fund Management

Advisers.  Exchange Traded Concepts, LLC (“ETC”) an Oklahoma limited liability company, is located at 2545 S. Kelly Ave., Suite C, Edmond, Oklahoma 73013.  ETC is majority owned by Yorkville ETF Holdings LLC. ETC was formed in 2009 and provides investment advisory services to other exchange-traded funds.  ETC serves as investment adviser to the Fund and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Trust’s Board of Trustees (“Board”) and officers.  ETC also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. ETC administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

Source Exchange Traded Products LLC ("Source"), a Delaware limited liability company, is located at 125 Park Avenue, 25th Floor, New York, New York 10017.  Source was launched in 2014, and is owned by Source Investment Products LLC and indirectly owned by Source Holdings Limited ("Source Holdings").  Source Holdings is majority-owned by Warburg Pincus and a consortium of global investment banks which each have a minority ownership in Source Holdings: BofA Merrill Lynch, Goldman Sachs, J.P. Morgan, Morgan Stanley and Nomura.  Source provides certain front office duties regarding the Fund's general administrative and corporate affairs, including (i) monitoring the financial position of the Fund, (ii) collecting and analyzing comparative statistical data on investment results, operating expenses, Fund growth, and sales and redemptions of Fund shares, (iii) monitoring secondary market trading activity in Fund shares, including liquidity and spreads, (iv) coordinating the activities of the Fund's various service providers, (v) providing reports with respect to the foregoing as requested by ETC or the Board and (vi) providing such other services as may be agreed upon by Source and ETC (or any sub-adviser to the Fund) or as requested by the Board.
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For the services it provides to the Fund, the Fund pays ETC and Source a fee, which is calculated daily and paid monthly, at an annual rate of XX% on the average daily net assets of the Fund.  Source has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Excluded Expenses").

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Sub-Adviser.  Mellon Capital Management Corporation ("Mellon Capital" or "Sub-Adviser"), the Fund's Sub-Adviser, is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon, a publicly traded financial holding company.  The Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the ETC, Source and the Board.

A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Portfolio Managers

The Fund is managed by Mellon Capital's Equity Index Strategies Portfolio management team.  The individual members of the team responsible for the day-to-day management of the Fund's portfolio are described below.

Ms. Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been with Mellon Capital since June 2000. Ms. Wong heads a team of portfolio managers responsible for overseeing all passive equity funds, including ETFs. She is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities. Ms. Wong attained the Chartered Financial Analyst designation. She graduated with a B.A. from San Francisco State University, and obtained an M.B.A. in Finance from San Francisco State University. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco. She is also a member of the S&P Index Advisory Panel and Russell Index Advisory Board.

Mr. Thomas J. Durante, CFA, a Managing Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since January 2000. Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios. He is responsible for refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, Mr. Durante worked in the fund accounting department for The Dreyfus Corporation. Mr. Durante attained the Chartered Financial Analyst designation. Mr. Durante graduated with a B.A. in Accounting from Fairfield University and is a member of the CFA Institute and the CFA Society of Pittsburgh. He has over 31 years of investment experience.

Mr. Richard A. Brown, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since August 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is responsible for refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. Mr. Brown graduated with an M.B.A. from California State University at Hayward and is a member of the CFA Institute and the CFA Society of San Francisco. He has over 18 years of investment experience.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed, and ownership of Fund shares.

Buying and Selling Fund Shares

Fund shares are listed for secondary trading on the NYSE Arca, Inc. (the “Exchange”).  When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price.  You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares.  A “Business Day” with respect to the Fund is any day on which the Exchange is open for business.  The Exchange is generally open Monday through Friday and is closed weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as described in the Fund’s SAI.  Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

Determination of Net Asset Value

NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e. the value of its total assets less total liabilities) by its total number of shares outstanding.  Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV.  NAV is determined each business day, normally as of the close of regular trading on the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of the Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the NYSE (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Index.  This may adversely affect the Fund’s ability to track the Index.  Because A Shares are listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell Fund shares.

Frequent Purchases and Redemptions of Fund Shares

The Fund does not impose any restrictions on the frequency of purchases and redemptions; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering whether a restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Shares are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to a few institutional investors, referred to by the Fund as authorized participants, and that most trading in the Fund occurs on the listing exchange at prevailing market prices and does not involve the Fund directly.  Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Fund or its shareholders.  In addition, frequent trading of shares by authorized participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

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Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund.  Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the Trust, including that such investment companies enter into an agreement with the Fund.

Distribution and Service Plan

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. However, the Board has determined that no payments pursuant to the Distribution and Service Plan will be made for at least the next twelve (12) months of operation.  Thereafter, 12b-1 fees may only be imposed after approval by the Board.  Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.  Because these fees would be paid out of the Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Premium/Discount Information

Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year, when available, can be found at [www.us.source.info.com].

Dividends, Distributions and Taxes

Fund Distributions

The Fund intends to pay out dividends from its net investment income to investors quarterly.  Nonetheless, the Fund may not make a dividend payment every quarter.  The Fund intends to distribute its net capital gains, if any, annually.  The Fund may also pay dividends and distributions at other times if necessary.
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Dividend Reinvestment Service

Brokers may make available to their customers who own the Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

Taxes on Distributions. Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to non-corporate shareholders as long-term capital gains, which are subject to reduced maximum tax rates, regardless of how long the shareholders have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to non-corporate shareholders at long-term capital gain rates.

If certain holding period requirements are met, qualified dividend income received by the Fund may be eligible to be treated as qualified dividend income when distributed to non-corporate shareholders. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is not a PFIC and that is eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The PRC has such a treaty with the U.S.

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In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a return of capital to the extent of the shareholder’s basis in his or her shares of the Fund, and generally as a capital gain thereafter. A return-of-capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund.

As noted above, investment income earned by the Fund may be subject to non-U.S. taxes. If, as is expected, more than 50% of the total assets of the Fund at the close of a year consist of non-U.S. stocks or securities, the Fund may elect, for U.S. federal income tax purposes, to treat certain non-U.S. income taxes (including withholding taxes) paid by the Fund as paid by its shareholders. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may, in such case, be entitled to either a tax deduction in calculating your taxable income, or a credit in calculating your U.S. federal income tax. Your ability to use foreign tax credits is subject to certain generally applicable limitations as further described in the SAI.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gains with respect to such shares (including amounts credited to the shareholder as undistributed capital gains).

Medicare Tax.  U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

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The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

Additional Information

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.  Any determination of whether one is an underwriter for purposes of the Securities Act must take into account all relevant facts and circumstances of each particular case.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares that are part of an over-allotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange.

Financial Highlights

The Fund had not commenced operations as of the date of this Prospectus and therefore does not yet have financial information.

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Disclaimers

The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGY OR ANY DATA INCLUDED HEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

[STOXX and its licensors (the “Licensors”) have no relationship to the Fund, other than the licensing of the Index and the related trademarks for use in connection with the Fund.

STOXX and its Licensors do not:

■	Sponsor, endorse, sell or promote the Fund.
■	Recommend that any person invest in the Fund or any other securities.
■	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.
■	Have any responsibility or liability for the administration, management or marketing of the Fund.
■	Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Reference Index or have any obligation to do so.]

STOXX and its Licensors will not have any liability in connection with the Fund. Specifically,

•	STOXX and its Licensors do not make any warranty, express or implied and disclaim any and all warranty about:
	•	The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data included in the Reference Index;
	•	The accuracy or completeness of the Index and its data;
	•	The merchantability and the fitness for a particular purpose or use of the Reference Index and its data;
•	STOXX and its Licensors will have no liability for any errors, omissions or interruptions in the Reference Index or its data;
•	Under no circumstances will STOXX or its Licensors be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or its Licensors knows that they might occur.
The licensing agreement between Source and STOXX is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

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Source STOXX Europe 600 Optimised Basic Resources ETF

A series of
Source ETF Trust

[ ]

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

These reports contain information about the Fund’s investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund’s holdings and detailed financial information about the Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION

To request a free copy of the latest annual or semi-annual report, the SAI or to request additional information about the Fund or to make other inquiries, please contact us as follows:

Call:	[(844)-4SOURCE]
[Monday through Friday]
[8:30 a.m. to 6:30 p.m.] (Eastern Time)

Write:	[__________________]

Visit:	[www.us.source.info.com]

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.

The Trust’s Investment Company Act file number: 811-

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SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS, DATED JUNE 19, 2014

Source ETF Trust

Prospectus

___________ ___, 2014

Source STOXX Europe 600 Optimised Industrial Goods & Services ETF

Principal Listing Exchange for the Fund: NYSE Arca, Inc.
Ticker Symbol:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Shares of the Fund are not individually redeemable and may trade at prices that differ from the Fund’s net asset value per share.

Fund Summary

Investment Objective

The Source STOXX Europe 600 Optimised Industrial Goods & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the STOXX Europe 600 Optimised Industrial Goods & Services Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	XX%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
[Acquired Fund Fees and Expenses*]	XX%
Total Annual Fund Operating Expenses	XX%

*	Because the Fund is new, “Other Expenses” [and “Acquired Fund Fees and Expenses”] are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$XX	$XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

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Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index.  The Index is designed to measure the performance of companies in the industrial goods & services sector in Europe.  The Index is derived from the STOXX Europe 600 Supersector Industrial Goods & Services Index (the “Industrial Goods & Services Index”) and provides a representation of STOXX Limited sector leaders based on STOXX Limited’s Industry Classification Benchmark.  The Index seeks to track the performance of the largest and most liquid European stocks in the industrial goods & services sector in 16 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.  The Industrial Goods & Services Index is comprised of securities from the STOXX Europe 600 Index, which includes 600 of the largest European stocks by free float market capitalization.

The Index applies a sector dependent liquidity cap that reduces the weighting of only those constituents whose average daily turnover, as a fraction of its free float market capitalization, is below the sector average.  Index composition and the free float market capitalization weightings of the constituents are reviewed quarterly.  The Index is rebalanced on a quarterly basis.    Deleted stocks are replaced with the highest ranked non-component on the selection list for the parent index.  The selection list is updated on a monthly basis according to the review component selection process. When the Index is reviewed, the published review component list is used as the selection list.

In seeking to track the performance of the Index, the Fund uses a passive management strategy known as “replication.” Replication involves investing directly in the component securities (or a substantial number of the component securities) of the Index in substantially the same weightings in which they are represented in the Index.  The Fund expects that over time, if it has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better.  A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not including in the Index, but that the Fund’s investment advisers believe will help the Fund track the Index.  Such investments include other investment companies, derivatives, cash and cash equivalents, and money market instruments.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.

STOXX Limited is the provider of the Index (the “Index Provider”).

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Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Absence of Active Market.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Concentration Risk.  To the extent the Fund’s investments are concentrated in a particular industry or group of industries, the Fund will be susceptible to loss due to adverse occurrences affecting that industry. Based on the current composition of the Index, it is expected that the Fund’s assets will be concentrated in the industrial goods and services sector and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Currency Exchange Rate Risk.  The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Funds NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Equity Securities Risk.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several EU member countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Currently, a significant portion of the Index is allocated to securities of companies in the United Kingdom, France, Germany, Switzerland and Sweden.

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Industrial Goods & Services Sector Risk. The Fund invests primarily in companies in the industrial goods and services sector. The industrial goods and services sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Large-Capitalization Securities Risk.  The Fund’s investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk.  The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value.  The Fund’s NAV and market price, like securities prices generally, will fluctuate within a wide range in response to these and other factors.

Non-Diversification Risk.  The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Securities Risk.  Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Passive Investment Risk.  The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

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Shares May Trade at Prices Different than NAV.  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses. Although the shares are currently listed on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Tracking Error Risk.  The Fund may not be able to provide the performance of the Index exactly due to the certain factors, including the receipt by the Fund of any dividend entitlement in respect of any Index securities (as adjusted for any withholding tax), corporate actions in respect of the Index securities, the Index methodology, any rebalance notification of the Index, whether a replication strategy is being followed by the Fund and as a result of certain fees and expenses and taxes.  Consequently, the NAV of the Fund may not exactly track the value of the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Valuation Risk.  The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

As of the date of this Prospectus, the Fund did not have performance history for a full calendar year.  Once the Fund has completed a full calendar year of operations, performance information will be provided that will give some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Investment Advisers

Exchange Traded Concepts, LLC (“ETC”) and Source Exchange Traded Investments LLC (“Source”) serve as co-investment advisers to the Fund (together, the “Advisers”).

Mellon Capital Management Corporation serves as the sub-adviser to the Fund (the “Sub-Adviser”).

Portfolio Managers

The following individuals of the Sub-Adviser have primary responsibility for the day-to-day management of the Fund.

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since its inception.

Thomas J. Durante, CFA, a Managing Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception.

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Purchase and Sale of Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares ("Creation Units"), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.  Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

Tax Information

The distributions made by the Fund are generally taxable, and will be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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Additional Information About the Fund’s Principal Investment Strategies

The Sub-Adviser intends to fully (or at least substantially) replicate the Index.  The Advisers and Sub-Adviser expect, absent a halt in trading, that the Fund will achieve full replication of the Index upon commencement of operations.  In addition, from time to time, the Sub-Adviser may choose to underweight or overweight a security in the Index, purchase securities not included in the Index that the Sub-Adviser believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques to seek to track, before fees and expenses, the performance of the Index.  The Sub-Adviser may also sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

The Fund may invest its assets in other securities, including, but not limited to, (i) interests in pooled investment vehicles, including affiliated and foreign funds (certain funds may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore, not subject to the same investor protections as the Fund), (ii) other securities not in the Index, (iii) derivatives, (iv) cash and cash equivalents, and (v) money market instruments, such as repurchase agreements or money market funds.  The Fund will not invest in money market instruments or other short-term investments as part of a temporary defensive strategy to protect against potential stock market declines.

Each of the policies described herein, including the Fund’s investment objective and 80% investment policy, constitutes a non-fundamental policy that may be changed by the Board without shareholder approval.  Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”).

Information Regarding the Index

The Index is a free float-adjusted market capitalization-weighted index compiled and published by STOXX Limited.  The Index is a real-time, tradable index comprising stocks selected from the eligible universe of securities of companies in the Industrial Goods & Services Index.

The Index is calculated on a net return basis which means that dividends are reinvested on a net basis across the Index.  The Index is denominated and quoted in EUR and USD.

The Index was launched on December 31, 2000.  As of [ ], 2014, it had a total market capitalization of $ [ ].

STOXX Limited or its affiliates are the proprietors and absolute owners of the Index.  STOXX Limited has granted Source, by way of a license, subject to the terms of an index license agreement between them, among other things the non-transferable and non-exclusive right to use the Index in respect of the Fund and to sponsor, issue, establish, market, list and distribute the Fund.

A full set of the ground rules for the management of the Index is also available on http://www.stoxx.com/indices/rulebooks.html.  The index methodology is subject to change from time to time and investors should refer to this website for up-to-date information about the index methodology.

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The Index is calculated and such calculation is updated continuously on an intra-second streaming basis until the market closes.

Index Provider and Website

The most updated list of the constituents of the Index and additional information on the Index can be obtained from the Index Provider’s website at http://www.stoxx.com.

Publication

STOXX Limited publishes the real time index level (Ticker: SXONV) on Bloomberg, updated throughout the day.  The Reference Index may also be viewed on Reuters (Ticker: .SXONV).

Additional Information About Principal Risks

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.  You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Absence of Active Market.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Concentration Risk. The Fund will concentrate its investments to approximately the same extent as the Index concentrates in the securities of a particular industry or group of industries. To the extent the Fund concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

Industrial Goods & Services Sector Risk. The industrial goods and services sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. As the demand for, or prices of, industrial goods and services increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

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Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

Equity Securities Risk.  The Fund invests in equity securities, which are subject to volatile changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in Europe. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. These conditions can significantly affect every country in Europe. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

9

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Large-Capitalization Securities Risk.  The Fund’s investments are expected to be composed primarily of, or have significant exposure to, securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Non-Diversification Risk. The Fund is “non-diversified” and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Securities Risks.  Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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From time to time, the Fund may invest in shares of foreign investment companies, including but not limited to, ETFs the shares of which are listed and traded primarily or solely on a foreign securities exchange. Such foreign funds will not be registered as investment companies with the U.S. Securities and Exchange Commission (“SEC”) or subject to the U.S. federal securities laws. As a result, the Fund’s ability to transfer shares of such foreign funds outside of the foreign fund’s primary market will be restricted or prohibited. While such foreign funds may operate similarly to domestic funds, the Fund as an investor in a foreign fund will not be afforded the same investor protections as are provided by the U.S. federal securities laws.

When the Fund invests in a foreign fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the foreign fund’s expenses. Further, in part because of these additional expenses, the performance of a foreign fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the foreign fund. The Fund’s investments in foreign ETFs will be subject to the risk that the NAV of the foreign fund’s shares may trade below their NAV. The NAV of foreign fund shares will fluctuate with changes in the market value of the foreign fund’s holdings. The trading prices of foreign fund shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for a foreign ETF depending on the fund’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to a foreign fund’s shares trading at a premium or a discount to NAV.

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments relating to the Index. The Fund invests in securities and other instruments included in, or representative of, the Index regardless of their investment merits. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. For example, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Index. The Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of registered investment companies that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

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Shares of the Fund May Trade at Prices Other Than NAV.  Shares of the Fund may trade at, above or below their NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in the Fund’s NAV as well as market supply and demand. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares.  Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Tracking Error Risk.  The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units.  Imperfect correlation between the Fund’s portfolio securities and those in the Index, rounding of prices, changes to the Index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expense, while the Index does not. In addition, the Fund may not be able to invest in certain securities and other instruments included in the Index, or invest in them in the exact proportions they represent of the Index, due to a lack of liquidity on stock exchanges in which such securities trade. Moreover, the Fund may be delayed in purchasing or selling securities and other instruments included in the Index. Any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk.

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Trading Risks.  Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Valuation Risk. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Portfolio Holdings Information

Information about the Fund's portfolio holdings is available at www.us.source.info.com (the Fund's previous day's holdings are published daily).  A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is also available in the Fund's SAI.

Fund Management

Advisers.  Exchange Traded Concepts, LLC (“ETC”) an Oklahoma limited liability company, is located at 2545 S. Kelly Ave., Suite C, Edmond, Oklahoma 73013. ETC is majority owned by Yorkville ETF Holdings LLC. ETC was formed in 2009 and provides investment advisory services to other exchange-traded funds.  ETC serves as investment adviser to the Fund and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Trust’s Board of Trustees (“Board”) and officers.  ETC also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. ETC administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

Source Exchange Traded Products LLC ("Source"), a Delaware limited liability company, is located at 125 Park Avenue, 25th Floor, New York, New York 10017.  Source was launched in 2014, and is owned by Source Investment Products LLC and indirectly owned by Source Holdings Limited ("Source Holdings").  Source Holdings is majority-owned by Warburg Pincus and a consortium of global investment banks which each have a minority ownership in Source Holdings: BofA Merrill Lynch, Goldman Sachs, J.P. Morgan, Morgan Stanley and Nomura.  Source provides certain front office duties regarding the Fund's general administrative and corporate affairs, including (i) monitoring the financial position of the Fund, (ii) collecting and analyzing comparative statistical data on investment results, operating expenses, Fund growth, and sales and redemptions of Fund shares, (iii) monitoring secondary market trading activity in Fund shares, including liquidity and spreads, (iv) coordinating the activities of the Fund's various service providers, (v) providing reports with respect to the foregoing as requested by ETC or the Board and (vi) providing such other services as may be agreed upon by Source and ETC (or any sub-adviser to the Fund) or as requested by the Board.

For the services it provides to the Fund, the Fund pays ETC and Source a fee, which is calculated daily and paid monthly, at an annual rate of XX% on the average daily net assets of the Fund.  Source has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Excluded Expenses").
13

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Sub-Adviser.  Mellon Capital Management Corporation ("Mellon Capital" or "Sub-Adviser"), the Fund's Sub-Adviser, is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon, a publicly traded financial holding company.  The Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the ETC, Source and the Board.

A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Portfolio Managers

The Fund is managed by Mellon Capital's Equity Index Strategies Portfolio management team.  The individual members of the team responsible for the day-to-day management of the Fund's portfolio are described below.

Ms. Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been with Mellon Capital since June 2000. Ms. Wong heads a team of portfolio managers responsible for overseeing all passive equity funds, including ETFs. She is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities. Ms. Wong attained the Chartered Financial Analyst designation. She graduated with a B.A. from San Francisco State University, and obtained an M.B.A. in Finance from San Francisco State University. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco. She is also a member of the S&P Index Advisory Panel and Russell Index Advisory Board.

Mr. Thomas J. Durante, CFA, a Managing Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since January 2000. Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios. He is responsible for refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, Mr. Durante worked in the fund accounting department for The Dreyfus Corporation. Mr. Durante attained the Chartered Financial Analyst designation. Mr. Durante graduated with a B.A. in Accounting from Fairfield University and is a member of the CFA Institute and the CFA Society of Pittsburgh. He has over 31 years of investment experience.

Mr. Richard A. Brown, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since August 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is responsible for refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. Mr. Brown graduated with an M.B.A. from California State University at Hayward and is a member of the CFA Institute and the CFA Society of San Francisco. He has over 18 years of investment experience.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed, and ownership of Fund shares.

Buying and Selling Fund Shares

Fund shares are listed for secondary trading on the NYSE Arca, Inc. (the “Exchange”).  When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price.  You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares.  A “Business Day” with respect to the Fund is any day on which the Exchange is open for business.  The Exchange is generally open Monday through Friday and is closed weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as described in the Fund’s SAI.  Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

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Determination of Net Asset Value

NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e. the value of its total assets less total liabilities) by its total number of shares outstanding.  Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV.  NAV is determined each business day, normally as of the close of regular trading on the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of the Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the NYSE (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Index.  This may adversely affect the Fund’s ability to track the Index.  Because A Shares are listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell Fund shares.

Frequent Purchases and Redemptions of Fund Shares

The Fund does not impose any restrictions on the frequency of purchases and redemptions; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering whether a restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Shares are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to a few institutional investors, referred to by the Fund as authorized participants, and that most trading in the Fund occurs on the listing exchange at prevailing market prices and does not involve the Fund directly.  Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Fund or its shareholders.  In addition, frequent trading of shares by authorized participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

15

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund.  Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the Trust, including that such investment companies enter into an agreement with the Fund.

Distribution and Service Plan

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. However, the Board has determined that no payments pursuant to the Distribution and Service Plan will be made for at least the next twelve (12) months of operation.  Thereafter, 12b-1 fees may only be imposed after approval by the Board.  Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.  Because these fees would be paid out of the Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Premium/Discount Information

Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year, when available, can be found at [www.us.source.info.com].

Dividends, Distributions and Taxes

Fund Distributions

The Fund intends to pay out dividends from its net investment income to investors quarterly.  Nonetheless, the Fund may not make a dividend payment every quarter.  The Fund intends to distribute its net capital gains, if any, annually.  The Fund may also pay dividends and distributions at other times if necessary.

Dividend Reinvestment Service

Brokers may make available to their customers who own the Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

16

Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

Taxes on Distributions. Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to non-corporate shareholders as long-term capital gains, which are subject to reduced maximum tax rates, regardless of how long the shareholders have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to non-corporate shareholders at long-term capital gain rates.

If certain holding period requirements are met, qualified dividend income received by the Fund may be eligible to be treated as qualified dividend income when distributed to non-corporate shareholders. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is not a PFIC and that is eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The PRC has such a treaty with the U.S.

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a return of capital to the extent of the shareholder’s basis in his or her shares of the Fund, and generally as a capital gain thereafter. A return-of-capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

17

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund.

As noted above, investment income earned by the Fund may be subject to non-U.S. taxes. If, as is expected, more than 50% of the total assets of the Fund at the close of a year consist of non-U.S. stocks or securities, the Fund may elect, for U.S. federal income tax purposes, to treat certain non-U.S. income taxes (including withholding taxes) paid by the Fund as paid by its shareholders. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may, in such case, be entitled to either a tax deduction in calculating your taxable income, or a credit in calculating your U.S. federal income tax. Your ability to use foreign tax credits is subject to certain generally applicable limitations as further described in the SAI.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gains with respect to such shares (including amounts credited to the shareholder as undistributed capital gains).

Medicare Tax.  U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

18

Additional Information

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.  Any determination of whether one is an underwriter for purposes of the Securities Act must take into account all relevant facts and circumstances of each particular case.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares that are part of an over-allotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange.

Financial Highlights

The Fund had not commenced operations as of the date of this Prospectus and therefore does not yet have financial information.

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Disclaimers

The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGY OR ANY DATA INCLUDED HEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

[STOXX and its licensors (the “Licensors”) have no relationship to the Fund, other than the licensing of the Index and the related trademarks for use in connection with the Fund.

STOXX and its Licensors do not:

■	Sponsor, endorse, sell or promote the Fund.
■	Recommend that any person invest in the Fund or any other securities.
■	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.
■	Have any responsibility or liability for the administration, management or marketing of the Fund.
■	Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Reference Index or have any obligation to do so.]

STOXX and its Licensors will not have any liability in connection with the Fund. Specifically,

•	STOXX and its Licensors do not make any warranty, express or implied and disclaim any and all warranty about:
	•	The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data included in the Reference Index;
	•	The accuracy or completeness of the Index and its data;
	•	The merchantability and the fitness for a particular purpose or use of the Reference Index and its data;
•	STOXX and its Licensors will have no liability for any errors, omissions or interruptions in the Reference Index or its data;
•	Under no circumstances will STOXX or its Licensors be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or its Licensors knows that they might occur.
The licensing agreement between Source and STOXX is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

20

Source STOXX Europe 600 Optimised Industrial Goods & Services ETF

A series of
Source ETF Trust

[ ]

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

These reports contain information about the Fund’s investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund’s holdings and detailed financial information about the Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION

To request a free copy of the latest annual or semi-annual report, the SAI or to request additional information about the Fund or to make other inquiries, please contact us as follows:

Call:	[(844)-4SOURCE]
[Monday through Friday]
[8:30 a.m. to 6:30 p.m.] (Eastern Time)

Write:	[__________________]

Visit:	[www.us.source.info.com]

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.

The Trust’s Investment Company Act file number: 811-

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SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS, DATED JUNE 19, 2014

Source ETF Trust

Prospectus

___________ ___, 2014

Source STOXX Europe 600 Optimised Insurance Source ETF

Principal Listing Exchange for the Fund: NYSE Arca, Inc.
Ticker Symbol:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Shares of the Fund are not individually redeemable and may trade at prices that differ from the Fund’s net asset value per share.

Fund Summary

Investment Objective

The Source STOXX Europe 600 Optimised Insurance Source ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the STOXX Europe 600 Optimised Insurance Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	XX%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
[Acquired Fund Fees and Expenses*]	XX%
Total Annual Fund Operating Expenses	XX%

*	Because the Fund is new, “Other Expenses” [and “Acquired Fund Fees and Expenses”] are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$XX	$XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

1

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index.  The Index is designed to measure the performance of companies in the insurance sector in Europe.  The Index is derived from the STOXX Europe 600 Supersector Insurance Index (the “Insurance Index”) and provides a representation of STOXX Limited sector leaders based on STOXX Limited’s Industry Classification Benchmark.  The Index seeks to track the performance of the largest and most liquid European stocks in the insurance sector in 16 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.  The Insurance Index is comprised of securities from the STOXX Europe 600 Index, which includes 600 of the largest European stocks by free float market capitalization.

The Index applies a sector dependent liquidity cap that reduces the weighting of only those constituents whose average daily turnover, as a fraction of its free float market capitalization, is below the sector average.  Index composition and the free float market capitalization weightings of the constituents are reviewed quarterly.  The Index is rebalanced on a quarterly basis.    Deleted stocks are replaced with the highest ranked non-component on the selection list for the parent index.  The selection list is updated on a monthly basis according to the review component selection process. When the Index is reviewed, the published review component list is used as the selection list.

In seeking to track the performance of the Index, the Fund uses a passive management strategy known as “replication.” Replication involves investing directly in the component securities (or a substantial number of the component securities) of the Index in substantially the same weightings in which they are represented in the Index.  The Fund expects that over time, if it has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better.  A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not including in the Index, but that the Fund’s investment advisers believe will help the Fund track the Index.  Such investments include other investment companies, derivatives, cash and cash equivalents, and money market instruments.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.

STOXX Limited is the provider of the Index (the “Index Provider”).

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

2

Absence of Active Market.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Concentration Risk.  To the extent the Fund’s investments are concentrated in a particular industry or group of industries, the Fund will be susceptible to loss due to adverse occurrences affecting that industry. Based on the current composition of the Index, it is expected that the Fund’s assets will be concentrated in the insurance sector and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Currency Exchange Rate Risk.  The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Funds NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Equity Securities Risk.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several EU member countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Currently, a significant portion of the Index is allocated to securities of companies in the United Kingdom, Germany, Switzerland, Netherlands and France.

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Insurance Sector Risk. The Fund invests primarily in the securities of companies in the insurance sector, which means the Fund will be more affected by the performance of the insurance sector versus a fund that was more diversified. Insurance companies’ profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Certain types of insurance companies may also be affected by weather catastrophes and other disasters and mortality rates. In addition, companies in this industry may be adversely affected by increased governmental regulations or tax law changes in the future.

Large-Capitalization Securities Risk.  The Fund’s investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk.  The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value.  The Fund’s NAV and market price, like securities prices generally, will fluctuate within a wide range in response to these and other factors.

Non-Diversification Risk.  The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Securities Risk.  Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Passive Investment Risk.  The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Shares May Trade at Prices Different than NAV.  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses. Although the shares are currently listed on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

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Tracking Error Risk.  The Fund may not be able to provide the performance of the Index exactly due to the certain factors, including the receipt by the Fund of any dividend entitlement in respect of any Index securities (as adjusted for any withholding tax), corporate actions in respect of the Index securities, the Index methodology, any rebalance notification of the Index, whether a replication strategy is being followed by the Fund and as a result of certain fees and expenses and taxes.  Consequently, the NAV of the Fund may not exactly track the value of the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Valuation Risk.  The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

As of the date of this Prospectus, the Fund did not have performance history for a full calendar year.  Once the Fund has completed a full calendar year of operations, performance information will be provided that will give some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Investment Advisers

Exchange Traded Concepts, LLC (“ETC”) and Source Exchange Traded Investments LLC (“Source”) serve as co-investment advisers to the Fund (together, the “Advisers”).

Mellon Capital Management Corporation serves as the sub-adviser to the Fund (the “Sub-Adviser”).

Portfolio Managers

The following individuals of the Sub-Adviser have primary responsibility for the day-to-day management of the Fund.

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since its inception.

Thomas J. Durante, CFA, a Managing Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares ("Creation Units"), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.  Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.
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Tax Information

The distributions made by the Fund are generally taxable, and will be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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Additional Information About the Fund’s Principal Investment Strategies

The Sub-Adviser intends to fully (or at least substantially) replicate the Index.  The Advisers and Sub-Adviser expect, absent a halt in trading, that the Fund will achieve full replication of the Index upon commencement of operations.  In addition, from time to time, the Sub-Adviser may choose to underweight or overweight a security in the Index, purchase securities not included in the Index that the Sub-Adviser believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques to seek to track, before fees and expenses, the performance of the Index.  The Sub-Adviser may also sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

The Fund may invest its assets in other securities, including, but not limited to, (i) interests in pooled investment vehicles, including affiliated and foreign funds (certain funds may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore, not subject to the same investor protections as the Fund), (ii) other securities not in the Index, (iii) derivatives; (iv) cash and cash equivalents, and (v) money market instruments, such as repurchase agreements or money market funds.  The Fund will not invest in money market instruments or other short-term investments as part of a temporary defensive strategy to protect against potential stock market declines.

Each of the policies described herein, including the Fund’s investment objective and 80% investment policy, constitutes a non-fundamental policy that may be changed by the Board without shareholder approval.  Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”).

Information Regarding the Index

The Index is a free float-adjusted market capitalization-weighted index compiled and published by STOXX Limited.  The Index is a real-time, tradable index comprising stocks selected from the eligible universe of securities of insurance companies in the Insurance Index.

The Index is calculated on a net return basis which means that dividends are reinvested on a net basis across the Index.  The Index is denominated and quoted in EUR and USD.

The Index was launched on December 31, 2000.  As of [ ], 2014, it had a total market capitalization of $ [ ].

STOXX Limited or its affiliates are the proprietors and absolute owners of the Index.  STOXX Limited has granted Source, by way of a license, subject to the terms of an index license agreement between them, among other things the non-transferable and non-exclusive right to use the Index in respect of the Fund and to sponsor, issue, establish, market, list and distribute the Fund.

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A full set of the ground rules for the management of the Index is also available on http://www.stoxx.com/indices/rulebooks.html.  The index methodology is subject to change from time to time and investors should refer to this website for up-to-date information about the index methodology.

The Index is calculated and such calculation is updated continuously on an intra-second streaming basis until the market closes.

Index Provider and Website

The most updated list of the constituents of the Index and additional information on the Index can be obtained from the Index Provider’s website at http://www.stoxx.com.

Publication

STOXX Limited publishes the real time index level (Ticker: SXOIV) on Bloomberg, updated throughout the day.  The Reference Index may also be viewed on Reuters (Ticker: .SXOIV).

Additional Information About Principal Risks

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.  You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Absence of Active Market.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Concentration Risk. The Fund will concentrate its investments to approximately the same extent as the Index concentrates in the securities of a particular industry or group of industries. To the extent the Fund concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

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Equity Securities Risk.  The Fund invests in equity securities, which are subject to volatile changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in Europe. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. These conditions can significantly affect every country in Europe. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

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Insurance Sector Risk. The Fund will be more affected by the performance of the insurance sector versus a fund that was more diversified. Insurance companies’ profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, general economic conditions, competition and pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law. Certain types of insurance companies may also be affected by weather catastrophes, mortality and morbidity rates, actuarial miscalculations, environmental clean-up costs and catastrophic events such as natural disasters and terrorist acts, and the availability and cost of reinsurance. In addition, companies in this industry may be adversely affected by increased governmental regulations or tax law changes in the future.

Large-Capitalization Securities Risk.  The Fund’s investments are expected to be composed primarily of, or have significant exposure to, securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Non-Diversification Risk. The Fund is “non-diversified” and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Securities Risks.  Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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From time to time, the Fund may invest in shares of foreign investment companies, including but not limited to, ETFs the shares of which are listed and traded primarily or solely on a foreign securities exchange. Such foreign funds will not be registered as investment companies with the U.S. Securities and Exchange Commission (“SEC”) or subject to the U.S. federal securities laws. As a result, the Fund’s ability to transfer shares of such foreign funds outside of the foreign fund’s primary market will be restricted or prohibited. While such foreign funds may operate similarly to domestic funds, the Fund as an investor in a foreign fund will not be afforded the same investor protections as are provided by the U.S. federal securities laws.

When the Fund invests in a foreign fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the foreign fund’s expenses. Further, in part because of these additional expenses, the performance of a foreign fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the foreign fund. The Fund’s investments in foreign ETFs will be subject to the risk that the NAV of the foreign fund’s shares may trade below their NAV. The NAV of foreign fund shares will fluctuate with changes in the market value of the foreign fund’s holdings. The trading prices of foreign fund shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for a foreign ETF depending on the fund’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to a foreign fund’s shares trading at a premium or a discount to NAV.

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments relating to the Index. The Fund invests in securities and other instruments included in, or representative of, the Index regardless of their investment merits. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. For example, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Index. The Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of registered investment companies that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

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Shares of the Fund May Trade at Prices Other Than NAV.  Shares of the Fund may trade at, above or below their NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in the Fund’s NAV as well as market supply and demand. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares.  Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Tracking Error Risk.  The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units.  Imperfect correlation between the Fund’s portfolio securities and those in the Index, rounding of prices, changes to the Index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expense, while the Index does not. In addition, the Fund may not be able to invest in certain securities and other instruments included in the Index, or invest in them in the exact proportions they represent of the Index, due to a lack of liquidity on stock exchanges in which such securities trade. Moreover, the Fund may be delayed in purchasing or selling securities and other instruments included in the Index. Any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk.

Trading Risks.  Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

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Valuation Risk. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Portfolio Holdings Information

Information about the Fund's portfolio holdings is available at www.us.source.info.com (the Fund's previous day's holdings are published daily).  A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is also available in the Fund's SAI.

Fund Management

Advisers.  Exchange Traded Concepts, LLC (“ETC”) an Oklahoma limited liability company, is located at 2545 S. Kelly Ave., Suite C, Edmond, Oklahoma 73013.  ETC is majority owned by Yorkville ETF Holdings LLC. ETC was formed in 2009 and provides investment advisory services to other exchange-traded funds.  ETC serves as investment adviser to the Fund and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Trust’s Board of Trustees (“Board”) and officers. ETC also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. ETC administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

Source Exchange Traded Products LLC ("Source"), a Delaware limited liability company, is located at 125 Park Avenue, 25th Floor, New York, New York 10017.  Source was launched in 2014, and is owned by Source Investment Products LLC and indirectly owned by Source Holdings Limited ("Source Holdings").  Source Holdings is majority-owned by Warburg Pincus and a consortium of global investment banks which each have a minority ownership in Source Holdings: BofA Merrill Lynch, Goldman Sachs, J.P. Morgan, Morgan Stanley and Nomura.  Source provides certain front office duties regarding the Fund's general administrative and corporate affairs, including (i) monitoring the financial position of the Fund, (ii) collecting and analyzing comparative statistical data on investment results, operating expenses, Fund growth, and sales and redemptions of Fund shares, (iii) monitoring secondary market trading activity in Fund shares, including liquidity and spreads, (iv) coordinating the activities of the Fund's various service providers, (v) providing reports with respect to the foregoing as requested by ETC or the Board and (vi) providing such other services as may be agreed upon by Source and ETC (or any sub-adviser to the Fund) or as requested by the Board.

For the services it provides to the Fund, the Fund pays ETC and Source a fee, which is calculated daily and paid monthly, at an annual rate of XX% on the average daily net assets of the Fund.  Source has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Excluded Expenses").
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A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Sub-Adviser.  Mellon Capital Management Corporation ("Mellon Capital" or "Sub-Adviser"), the Fund's Sub-Adviser, is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon, a publicly traded financial holding company.  The Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the ETC, Source and the Board.

A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Portfolio Managers

The Fund is managed by Mellon Capital's Equity Index Strategies Portfolio management team.  The individual members of the team responsible for the day-to-day management of the Fund's portfolio are described below.

Ms. Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been with Mellon Capital since June 2000. Ms. Wong heads a team of portfolio managers responsible for overseeing all passive equity funds, including ETFs. She is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities. Ms. Wong attained the Chartered Financial Analyst designation. She graduated with a B.A. from San Francisco State University, and obtained an M.B.A. in Finance from San Francisco State University. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco. She is also a member of the S&P Index Advisory Panel and Russell Index Advisory Board.

Mr. Thomas J. Durante, CFA, a Managing Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since January 2000. Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios. He is responsible for refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, Mr. Durante worked in the fund accounting department for The Dreyfus Corporation. Mr. Durante attained the Chartered Financial Analyst designation. Mr. Durante graduated with a B.A. in Accounting from Fairfield University and is a member of the CFA Institute and the CFA Society of Pittsburgh. He has over 31 years of investment experience.

Mr. Richard A. Brown, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since August 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is responsible for refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. Mr. Brown graduated with an M.B.A. from California State University at Hayward and is a member of the CFA Institute and the CFA Society of San Francisco. He has over 18 years of investment experience.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed, and ownership of Fund shares.

Buying and Selling Fund Shares

Fund shares are listed for secondary trading on the NYSE Arca, Inc. (the “Exchange”).  When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price.  You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares.  A “Business Day” with respect to the Fund is any day on which the Exchange is open for business.  The Exchange is generally open Monday through Friday and is closed weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as described in the Fund’s SAI.  Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

Determination of Net Asset Value

NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e. the value of its total assets less total liabilities) by its total number of shares outstanding.  Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV.  NAV is determined each business day, normally as of the close of regular trading on the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m., Eastern time).

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When determining NAV, the value of the Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the NYSE (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Index.  This may adversely affect the Fund’s ability to track the Index.  Because A Shares are listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell Fund shares.

Frequent Purchases and Redemptions of Fund Shares

The Fund does not impose any restrictions on the frequency of purchases and redemptions; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering whether a restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Shares are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to a few institutional investors, referred to by the Fund as authorized participants, and that most trading in the Fund occurs on the listing exchange at prevailing market prices and does not involve the Fund directly.  Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Fund or its shareholders.  In addition, frequent trading of shares by authorized participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

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Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund.  Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the Trust, including that such investment companies enter into an agreement with the Fund.

Distribution and Service Plan

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. However, the Board has determined that no payments pursuant to the Distribution and Service Plan will be made for at least the next twelve (12) months of operation.  Thereafter, 12b-1 fees may only be imposed after approval by the Board.  Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.  Because these fees would be paid out of the Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Premium/Discount Information

Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year, when available, can be found at [www.us.source.info.com].

Dividends, Distributions and Taxes

Fund Distributions

The Fund intends to pay out dividends from its net investment income to investors quarterly.  Nonetheless, the Fund may not make a dividend payment every quarter.  The Fund intends to distribute its net capital gains, if any, annually.  The Fund may also pay dividends and distributions at other times if necessary.

Dividend Reinvestment Service

Brokers may make available to their customers who own the Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

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Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

Taxes on Distributions. Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to non-corporate shareholders as long-term capital gains, which are subject to reduced maximum tax rates, regardless of how long the shareholders have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to non-corporate shareholders at long-term capital gain rates.

If certain holding period requirements are met, qualified dividend income received by the Fund may be eligible to be treated as qualified dividend income when distributed to non-corporate shareholders. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is not a PFIC and that is eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The PRC has such a treaty with the U.S.

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a return of capital to the extent of the shareholder’s basis in his or her shares of the Fund, and generally as a capital gain thereafter. A return-of-capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

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If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund.

As noted above, investment income earned by the Fund may be subject to non-U.S. taxes. If, as is expected, more than 50% of the total assets of the Fund at the close of a year consist of non-U.S. stocks or securities, the Fund may elect, for U.S. federal income tax purposes, to treat certain non-U.S. income taxes (including withholding taxes) paid by the Fund as paid by its shareholders. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may, in such case, be entitled to either a tax deduction in calculating your taxable income, or a credit in calculating your U.S. federal income tax. Your ability to use foreign tax credits is subject to certain generally applicable limitations as further described in the SAI.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gains with respect to such shares (including amounts credited to the shareholder as undistributed capital gains).

Medicare Tax.  U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

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Additional Information

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.  Any determination of whether one is an underwriter for purposes of the Securities Act must take into account all relevant facts and circumstances of each particular case.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares that are part of an over-allotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange.

Financial Highlights

The Fund had not commenced operations as of the date of this Prospectus and therefore does not yet have financial information.

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Disclaimers

The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGY OR ANY DATA INCLUDED HEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

[STOXX and its licensors (the “Licensors”) have no relationship to the Fund, other than the licensing of the Index and the related trademarks for use in connection with the Fund.

STOXX and its Licensors do not:

■	Sponsor, endorse, sell or promote the Fund.
■	Recommend that any person invest in the Fund or any other securities.
■	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.
■	Have any responsibility or liability for the administration, management or marketing of the Fund.
■	Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Reference Index or have any obligation to do so.]

STOXX and its Licensors will not have any liability in connection with the Fund. Specifically,

•	STOXX and its Licensors do not make any warranty, express or implied and disclaim any and all warranty about:
	•	The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data included in the Reference Index;
	•	The accuracy or completeness of the Index and its data;
	•	The merchantability and the fitness for a particular purpose or use of the Reference Index and its data;
•	STOXX and its Licensors will have no liability for any errors, omissions or interruptions in the Reference Index or its data;
•	Under no circumstances will STOXX or its Licensors be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or its Licensors knows that they might occur.
The licensing agreement between Source and STOXX is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

20

Source STOXX Europe 600 Optimised Insurance ETF

A series of
Source ETF Trust

[ ]

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

These reports contain information about the Fund’s investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund’s holdings and detailed financial information about the Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION

To request a free copy of the latest annual or semi-annual report, the SAI or to request additional information about the Fund or to make other inquiries, please contact us as follows:

Call:	[(844)-4SOURCE]
[Monday through Friday]
[8:30 a.m. to 6:30 p.m.] (Eastern Time)

Write:	[__________________]

Visit:	[www.us.source.info.com]

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.

The Trust’s Investment Company Act file number: 811-

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SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION,
DATED JUNE 19, 2014

STATEMENT OF ADDITIONAL INFORMATION

Source EURO STOXX 50 ETF
Source STOXX Europe 600 Optimised Automobiles & Parts ETF
Source EURO STOXX Optimised Banks ETF
Source STOXX Europe 600 Optimised Banks ETF
Source STOXX Europe 600 Optimised Basic Resources ETF
Source STOXX Europe 600 Optimised Industrial Goods & Services ETF
Source STOXX Europe 600 Optimised Insurance ETF
(each a “Fund” and, collectively the “Funds”)

Principal Listing Exchange: NYSE Arca, Inc.
Ticker Symbols:

a series of SOURCE ETF TRUST

________________ __, 2014

Investment Advisers:
Exchange Traded Concepts, LLC
Source Exchange Traded Investments LLC

Investment Sub-Adviser:
Mellon Capital Management Corporation

This Statement of Additional Information (“SAI”) is not a prospectus.  The SAI should be read in conjunction with each Fund’s prospectus, dated [______________, __] 2014 as may be revised from time to time (each, a “Prospectus” and, collectively, the “Prospectuses”).  Capitalized terms used herein that are not defined have the same meaning as in the Prospectuses unless otherwise noted.  Copies of the Prospectuses may be obtained without charge by visiting the Funds’ website at [www.us.source.info.com] or by calling [844-4SOURCE].

TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST AND THE FUNDS	1
INVESTMENTS AND RELATED RISKS	1
INVESTMENT RESTRICTIONS	9
EXCHANGE LISTING AND TRADING	10
MANAGEMENT OF THE TRUST	11
TRUSTEES AND OFFICERS OF THE TRUST	11
OWNERSHIP OF SHARES	15
CODES OF ETHICS	16
PROXY VOTING POLICIES	16
INVESTMENT ADVISORY AND OTHER SERVICES	16
THE PORTFOLIO MANAGERS	17
THE DISTRIBUTOR	18
THE ADMINISTRATOR	20
THE CUSTODIAN	20
THE TRANSFER AGENT	20
LEGAL COUNSEL	20
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	20
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES	21
DESCRIPTION OF SHARES	21
LIMITATION OF TRUSTEES’ LIABILITY	21
BROKERAGE TRANSACTIONS	22
PORTFOLIO TURNOVER RATE	23
BOOK ENTRY ONLY SYSTEM	24
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	25
PURCHASE AND REDEMPTION OF CREATION UNITS	25
DETERMINATION OF NET ASSET VALUE	34
DIVIDENDS AND DISTRIBUTIONS	35
TAXES	36
FINANCIAL STATEMENTS	43
APPENDIX A	A-1

GENERAL INFORMATION ABOUT THE TRUST AND THE FUNDS

Source ETF Trust (the “Trust”) was organized as a Delaware statutory trust on June 17, 2014.  The Trust is registered with the United States Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of multiple investment series (or “funds”). The investment objective of each Fund is to seek to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, an “Index” and collectively, the “Indexes”). Exchange Traded Concepts, LLC (“ETC”) and Source Exchange Traded Investments LLC (“Source” and, together with ETC, the “Advisers”) serve as co- investment advisers for each Fund. Mellon Capital Management Corporation (the “Sub-Adviser”) serves as sub-adviser for each Fund.

The offering of each Fund’s shares (the “Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  Each Fund generally offers and issues Shares in exchange for a basket of securities included in its Index (the “Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security.  The Shares are expected to be listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices.  The market price of each Fund’s Shares may differ from the Fund’s NAV per share.  A Creation Unit consists of at least 50,000 Shares.

The Trust may impose a transaction fee for each purchase or redemption of a Creation Unit.  In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

Each Fund reserves the right to issue and redeem Creation Units in cash, as discussed in greater detail in this SAI.

INVESTMENTS AND RELATED RISKS

Each Fund will normally invest at least 80% of its total assets in securities of issuers that comprise the Index.  Each Fund operates as an index fund and will not be actively managed.  Adverse performance of a security in each Fund’s portfolio may not result in the elimination of the security from the Fund’s portfolio.

Non-Diversification.  Each Fund is classified as a non-diversified investment company under the 1940 Act.  A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer.  This means that a Fund may invest a greater portion of its assets in the securities of a single issuer than a diversified fund.  The securities of a particular issuer may constitute a greater portion of a Fund’s Index and, therefore, the securities may constitute a greater portion of the Fund’s portfolio.  This may have an adverse effect on a Fund’s performance or subject a Fund’s shares to greater price volatility than more diversified investment companies.  Moreover, in pursuing its objective, each Fund may hold the securities of a single issuer in an amount exceeding 10% of the market value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”).

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Code, and to relieve a Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that a Fund satisfies a minimum distribution requirement.  Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objective.

Concentration.  Each Fund may concentrate its investments in a particular industry or group of industries, as described in the Fund’s Prospectus.  The securities of issuers in particular industries may dominate a Fund’s Index and consequently the Fund’s portfolio.  This may adversely affect a Fund’s performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

Non-U.S. Securities.  Each Fund intends to purchase publicly-traded common stocks of non-U.S. issuers. To the extent a Fund invests in stocks of non-U.S. issuers, certain of a Fund’s investments in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and Non-Voting Depositary Receipts (“NVDRs”) (collectively, “Depositary Receipts”).  Depositary Receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer.  For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer.  For other forms of Depositary Receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. issuer.  Depositary Receipts are not necessarily denominated in the same currency as their underlying securities.  Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, NVDRs are designed for use in the Thai securities market and GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

Each Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt that the Advisers and/or Sub-Adviser deem illiquid at the time of purchase or for which pricing information is not readily available.  In general, Depositary Receipts will be sponsored, but the Fund may invest in unsponsored ADRs under certain circumstances.  The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States.  Therefore there may be less information available regarding such issuers and there may be no correlation between available information and the market value of the Depositary Receipts.

Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers.  These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, and potential restrictions on the flow of international capital.  Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers.  Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Short-Term Instruments and Temporary Investments.  Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons.  Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the Advisers and/or Sub-Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc. or “A-1” by Standard & Poor’s® Rating Service, a division of The McGraw-Hill Companies, Inc. (“S&P®”), or if unrated, of comparable quality as determined by the Advisers and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Advisers and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund.  Any of these instruments may be purchased on a current or forward-settled basis.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.  Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities of Investment Companies.  Each Fund may invest in the securities of other investment companies (including affiliated funds, foreign funds, and money market funds) and real estate investment trusts (“REITs”) to the extent allowed by law.  Pursuant to the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate.  To the extent allowed by law or regulation, the Fund may invest its assets in the securities of investment companies that are money market funds, including those advised by the Advisers and/or Sub-Adviser or otherwise affiliated with the Advisers and/or Sub-Adviser, in excess of the limits discussed above.  Other investment companies, including affiliated and foreign investment companies, in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by a Fund.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Repurchase Agreements.  Each Fund may enter into repurchase agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period.  Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the securities will not be considered to be owned by a Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, a Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. government or its agencies or instrumentalities, obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by the Advisers and/or Sub-Adviser. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that the Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, a repurchase obligation with a particular counterparty must satisfy the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the 1940 Act.

Repurchase agreements pose certain risks for the Funds.  Such risks are not unique to the Funds but are inherent in repurchase agreements.  Each Fund seeks to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities.  If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral.  Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, a Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall.  As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Reverse Repurchase Agreements.  Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing.  Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities.  Such transactions are advantageous only if the Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash.  Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Advisers and/or Sub-Adviser believe it will be advantageous to the Fund.  The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a Fund’s assets.  Each Fund’s exposure to reverse repurchase agreements will be covered by assets having a value equal to or greater than such commitments.  Each Fund maintains liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions.  Each Fund may enter into forward currency contracts designed to offset a Fund’s exposure to non-U.S. currencies.  In addition, each Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.  A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers.  A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A non-deliverable forward contract (“NDF”) is a forward contract where there is no physical settlement of two currencies at maturity.  NDFs are contracts between parties in which a net settlement amount based on the change in the specified foreign exchange rate is paid by one party to the other.  A Fund’s obligations with respect to each NDF is accrued on a daily basis and an amount of cash or liquid securities at least equal to such amount maintained in an account at the Trust’s custodian bank.  The risk of loss with respect to NDFs generally is limited to the net amount of payments that a Fund is contractually obligated to make or receive.

A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time.  Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Pursuant to a claim for exemption filed with the National Futures Association (“NFA”) on behalf of each Fund, the Trust is not deemed to be a “commodity pool operator” (“CPO”), under the Commodity Exchange Act (“CEA”), and it is not subject to registration or regulation as such under the CEA. The Advisers are not deemed to be “commodity trading advisors” with respect to their services as investment advisers to the Funds. In February 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that may require the Advisers to register with the CFTC as a CPO if a Fund is unable to comply with certain trading and marketing limitations on its investments in futures and certain other instruments. With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, the Trust, on behalf of the Funds, must meet one of the following tests under the amended regulations in order to claim an exemption from being a CPO. First, the aggregate initial margin and premiums required to establish a Fund’s positions in such investments may not exceed five percent of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the Advisers are required to register as a CPO with respect to a Fund, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.

Restricted Securities/Rule 144A Securities. Each Fund may invest in securities offered pursuant to Rule 144A under the Securities Act (“Rule 144A securities”), which are restricted securities. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable in broad public markets. A Fund may not be able to sell a restricted security promptly or at a reasonable price. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards a Fund’s 15% limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. A Fund may have to bear the expense of registering Rule 144A securities for resale and the risk of substantial delays in effecting the registration.

Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division.  The tracking stock may pay dividends to shareholders independent of the parent company.  The parent company, rather than the business unit or division, generally is the issuer of tracking stock.  However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Lending Portfolio Securities.  Each Fund may lend portfolio securities to approved borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned.  No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund’s total assets (including the value of the collateral received).  A Fund may terminate a loan at any time and obtain the return of the securities loaned.  A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral.  A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower.  In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities.  Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those advised by the Advisers and/or Sub-Adviser; such reinvestments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk.  In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Each Fund pays a portion of the interest or fees earned from securities lending to a borrower as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Trust’s Board of Trustees (the “Board” or the “Trustees”).

Future Developments.  The Board may, in the future, authorize the Funds to invest in securities and investments other than those listed in this SAI and in the Fund’s Prospectuses, provided they are consistent with each Fund’s investment objective, do not violate any investment restrictions or policies, and otherwise permitted by the 1940 Act and any other applicable law.

Risk Considerations.  An investment in each Fund is subject to a number of risks, which are discussed in each Fund’s Prospectus and below.  The risks may adversely affect a Fund’s ability to achieve its investment objective, performance, and/or NAV, and the trading price of the Fund’s Shares. An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general and other factors that affect the U.S. and European markets.  There can be no assurance that a Fund will achieve it investment objective or generate positive performance.  Investors should carefully evaluate the merits and risks of an investment in the Fund in the context of his or her overall financial circumstances, knowledge and experience as an investor.  The discussion of the risk factors set forth below should be read together with the discussion of risks in each Fund’s Prospectus.

Risks of Equity Securities.  An investment in each Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares of the Fund).  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.  Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers inferior to the rights of creditors, or holders of debt obligations or preferred stocks.  Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

Although most the securities in the Index are listed, there can be no assurance that a market will be made or maintained or that any such market will be or remain liquid.  The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

In addition, in the current economic environment, global markets are experiencing a very high level of volatility and an increased risk of corporate failures.  The insolvency or other corporate failures of any one or more of the constituents of the Index may have an adverse effect on the Index’s performance and, therefore, the Fund’s performance.

Borrowing Risk.  Each Fund may borrow money up to 10% of the value of its total assets on a temporary basis.  Such borrowings may only be used for short term liquidity purposes to cover the redemption of Shares.  As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund’s borrowings to the extent necessary to meet this 300% coverage requirement.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

Risks of Investing in Non-U.S. Equity Securities. An investment in each Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on foreign exchanges. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Funds also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of a Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.

Risks of Currency Transactions.  Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized and highly technical.  Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes.  Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency.  If a Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of a Fund’s return with the performance of its Index and may lower the Fund’s return.  A Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market.  Such contracts are subject to the risk that the counterparty will default on its obligations.  In addition, a Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Dividend Risk.  There is no guarantee that the issuer of the stocks held by a Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund.  These restrictions cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities.  For these purposes, a “majority of the outstanding voting securities” means the vote of the lesser of: (1) 67% or more of the voting securities of a Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.  Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.
Concentrate its investments in an industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Index concentrates in such particular industry or group of industries.  For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.
Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.
Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.
Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.
Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed without a shareholder vote.

1.	Each Fund will not invest less than 80% of its total assets in securities that comprise its Index.

2.	Each Fund will not hold illiquid securities in excess of 15% of its net assets.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.  If the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% due to market activity or changes in a Fund’s portfolio, the Fund will take appropriate measures to reduce its holdings of illiquid securities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness.  The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.  The Funds’ current investment policy on lending is as follows:  the Funds may not make loans if, as a result, more than 33 1/3% of their total assets would be lent to other parties, except that the Funds may: (i) purchase or hold debt instruments in accordance with their investment objectives and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this SAI.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments.  The Funds will not purchase or sell real estate, except that the Funds may purchase marketable securities issued by companies which own or invest in real estate (including REITs).

Commodities.  The Funds will not purchase or sell physical commodities or commodities contracts, except that the Funds may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectuses.  The discussion below supplements, and should be read in conjunction with, the Prospectuses.

The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance.  The Shares trade on the Exchange at prices that may differ to some degree from their NAV.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Funds will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Shares, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of the Index or portfolio of securities on which a Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of a Fund is no longer calculated or available; or (4) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.

The Exchange (or market data vendors or other information providers) will disseminate, every fifteen seconds during the regular trading day, an IOPV relating to the Funds.  The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Funds at a particular point in time.  The IOPV calculations are estimates of the value of a Fund’s NAV per Share and are based on the value of the basket of securities included in a Fund’s Index and a cash component, which consists of estimated accrued interest, dividends and other income, if any, less expenses.  Premiums and discounts between the IOPV and the market price may occur.  IOPV should not be viewed as a “real-time” update of the NAV per Share of a Fund, which is calculated only once a day.  None of the Funds, the Advisers, the Sub-Adviser, or any of their affiliates, are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

As in the case of other publicly traded securities, when you buy or sell Shares through a broker you will incur a brokerage commission determined by the broker.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “FUND MANAGEMENT.”

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities.  The management and affairs of the Trust and its series, including each Fund described in this SAI, are overseen by the Trustees.  The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds.  The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

Like most open-end management investment companies, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Advisers, the Sub-Adviser, the Distributor and Administrator.  The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers.  Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of a Fund.  Each Fund and its service providers employ a variety of processes, procedures and controls to identify many of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business.  The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a fund, at which time certain of the fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund.  Additionally, the fund’s adviser(s) provided the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure.  Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the adviser and sub-adviser, if any, and other service providers such as the fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management.  The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Advisers and the Sub-Adviser and receives information about those services at its regular meetings.  In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreements with the Advisers and the Sub-Advisory Agreement with the Sub-Adviser, the Board meets with the Advisers and the Sub-Adviser to review such services.  Among other things, the Board regularly considers the Advisers and the Sub-Adviser’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.  The Board also reviews information about each Fund’s performance and each Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund risk assessments.  At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisers and the Sub-Adviser.  The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities.  The Trust has established a Valuation Committee that is responsible for implementing the Trust’s Pricing Procedures and providing reports to the Board concerning investments for which market quotations are not readily available.  Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls.  Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods.  The Board also oversees the Trust’s internal control over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisers, the Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.  Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information.  Most of the Funds’ investment management and business affairs are carried out by or through the Funds’ Advisers, Sub-Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.  As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board.  There are [ ] members of the Board of Trustees, [ ] of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “independent Trustees”).  [ ] serves as Chairman of the Board.  The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust.  The Trust made this determination in consideration of, among other things, the fact that the independent Trustees of the Funds constitute a super-majority of the Board, the number of independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board.  The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from management.

The Board of Trustees has two standing committees: the Audit Committee and Nominating Committee.  The Audit Committee and Nominating Committee are chaired by an independent Trustee and composed of independent Trustees.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust.

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee in the Past 5 Years
[TO BE PROVIDED BY AMENDMENT]

Individual Trustee Qualifications.  The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and its series provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders.  The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

[TO BE PROVIDED BY AMENDMENT]

Set forth below are the names, dates of birth, position with the Trust, length and term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as officers of the Trust.

OFFICERS

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
[TO BE PROVIDED BY AMENDMENT]

COMPENSATION OF THE TRUSTEES AND OFFICERS

The table below sets forth the anticipated compensation paid to each Trustee for the fiscal year ending [____________ __, 2014].

[TO BE PROVIDED BY AMENDMENT]

BOARD COMMITTEES

The Board has established the following standing committees:

Audit Committee.  The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust.  [] serves as chair.  The Audit Committee operates under a written charter approved by the Board.  The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by each fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing each fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with each fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund’s financial statements; and other audit related matters.  The Audit Committee meets periodically, as necessary.

Nominating Committee.  The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust.  [ ] serves as Chair.  The Nominating Committee operates under a written charter approved by the Board.  The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies, if any, on the Trust’s Board.  The Nominating Committee generally will not consider nominees recommended by shareholders.  The Nominating Committee meets periodically, as necessary.

Valuation Committee.  In addition to the foregoing standing committees of the Board, the Trust has a Valuation Committee that may be composed of representatives from the Advisers, representatives from the Funds’ Administrator, counsel to the Trust, and/or members of the Board of Trustees.  The Valuation Committee operates under procedures approved by the Board.  The Valuation Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available.  The Valuation Committee meets periodically, as necessary.

OWNERSHIP OF SHARES

The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of each Fund and each other series of the Trust as of the end of the most recently completely calendar year.  Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (“1934 Act”).

[TO BE PROVIDED BY AMENDMENT]

CODES OF ETHICS

The Trust, the Advisers, the Sub-Adviser and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act.  These codes of ethics are designed to prevent access persons of the Trust, the Advisers, the Sub-Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics).

There can be no assurance that the codes of ethics will be effective in preventing such activities.  Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Board of Trustees has delegated the responsibility to vote proxies for securities held in a Fund’s portfolio to [ ].  Proxies for the portfolio securities are voted in accordance with the []’s proxy voting guidelines, which are set forth in Appendix A to this SAI.  Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 will be available: (1) without charge by calling [(XXX) XXX-XXXX]; (2) on the Funds’ website at [www._______________.com]; and (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 2545 S. Kelly Avenue, Suite C, Edmond, Oklahoma 73103, serves as the investment adviser to each Fund.  ETC is majority owned by Yorkville ETF Holdings LLC.  Source Exchange Traded Investments LLC ("Source"), a Delaware limited liability company, is located at 125 Park Avenue, 25th Floor, New York, New York 10017.  Source was established in 2014, and is owned by Source Investment Products LLC and indirectly owned by Source Holdings Limited ("Source Holdings").  Source Holdings is majority-owned by Warburg Pincus and a consortium of global investment banks which each have a minority ownership in Source Holdings: BofA Merrill Lynch, Goldman Sachs, J.P. Morgan, Morgan Stanley and Nomura.

ETC and Source have each entered into an investment advisory agreement dated _____ with the Trust (each an “Advisory Agreement” and, together the "Advisory Agreements") with respect to the Funds.  Under the Advisory Agreement, ETC provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.  Under the Advisory Agreement, ETC is also responsible for arranging, in consultation with the Sub-Adviser, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for a Fund to operate.  ETC administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve as officers, Trustees or employees of the Trust.

Under the Advisory Agreement, Source provides certain front office duties regarding a Fund’s general administrative and corporate affairs, including (i) monitoring the financial position of a Fund, (ii) collecting and analyzing comparative statistical data on investment results, operating expenses, Fund growth, and sales and redemptions of Fund shares, (iii) monitoring secondary market trading activity in Fund shares, including liquidity and spreads, (iv) coordinating the activities of a Fund’s various service providers, (v) providing reports with respect to the foregoing as requested by ETC or the Board and (vi) providing such other services as may be agreed upon by Source and ETC (or any sub-adviser to a Fund) or as requested by the Board. Source has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Excluded Expenses").

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding voting securities of a Fund, or by the Advisers on not more than 60 days’ nor less than 30 days’ written notice to the Trust.  As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

For the services the Advisers provide, each Fund pays them a fee, which is calculated daily and paid monthly, at an annual rate of the average daily net assets of each Fund, as indicated below.

Mellon Capital Management Corporation ("Mellon Capital" or the "Sub-Adviser") serves as the sub-adviser to the Fund.  Mellon Capital's principal office is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. It is a wholly-owned indirect subsidiary of The Bank of New York Mellon, a publicly traded financial holding company. The Advisers have entered into a Sub-Advisory Agreement with the Sub-Adviser, dated [_____________ __, 2014] (the “Sub-Advisory Agreement”), pursuant to which the Sub-Adviser makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of the Advisers and the Board.  The Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Fund’s Index. The Sub-Adviser is located at [ ] and was established in [ ].  For the services it provides to the Funds, the Advisers pay the Sub-Adviser a fee, which is calculated daily and paid monthly based on a percentage of the average daily net assets of each Fund.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding voting securities of a Fund, or by the Advisers or Sub-Adviser on not more than 60 days’ nor less than 30 days’ written notice to the other party.  As used in the Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

THE PORTFOLIO MANAGERS

This section includes information about each Fund’s portfolio managers, including information about other accounts managed, the dollar range of Shares owned and compensation.

COMPENSATION

The primary objectives of the Sub-Adviser's compensation plans are to:

•	Motivate and reward superior investment and business performance
•	Motivate and reward continued growth and profitability
•	Attract and retain high-performing individuals critical to the on-going success of the Sub-Adviser
•	Create an ownership mentality for all plan participants

Cash compensation is comprised primarily of a market-based base salary and variable incentives (cash and deferred). Base salary is determined by the employees' experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Sub-Adviser's Annual and Long Term Incentive Plan is through a predetermined fixed percentage of overall Sub-Adviser profitability. Therefore, all bonus awards are based initially on the Sub-Adviser's financial performance. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). These targets are derived based on a review of competitive market data for each position annually.

Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) (including both short and long term returns) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed (if applicable). Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

Participants in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position's scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles. The Sub-Adviser's portfolio managers responsible for managing mutual funds are paid by the Sub-Adviser and not by the mutual funds.

The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Sub-Adviser employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that the Sub-Adviser provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under the BNY Mellon Corporation Deferred Compensation Plan for Employees.

CONFLICTS OF INTEREST

Because the Sub-Adviser's portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager's bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager's bonus and there is no formula that is applied to weight the factors listed (see "Portfolio Manager Compensation"). The Sub-Adviser has a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, the Sub-Adviser has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading and purchases of securities from affiliate underwriters). These procedures are intended to help employees identify and mitigate potential side by side conflicts of interest. The Sub-Adviser has also developed a conflicts matrix listing potential side by side conflicts and compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest.

SHARES OWNED BY PORTFOLIO MANAGER

The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of shares of each Fund as of the end of the most recently completed fiscal year.  Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.  Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of any Fund.

OTHER ACCOUNTS

In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below.  The information below is provided as of [ ].  [None of the below accounts was subject to a performance-based fee.]

[TO BE PROVIDED BY AMENDMENT]

THE DISTRIBUTOR

The Trust and Fund Source US LLC are parties to a distribution agreement dated [_______________ __, 2014] (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds’ shares and distributes the shares of the Funds.  Shares are continuously offered for sale by the Distributor only in Creation Units.  Each Creation Unit is made up of at least 50,000 Shares.  The Distributor will not distribute Shares in amounts less than a Creation Unit.  The principal business address of the Distributor is 125 Park Avenue, 25th Floor, New York, NY 10017.

Under the Distribution Agreement, the Distributor, as agent for the Trust, on behalf of the Funds, will facilitate orders for the purchase of the Shares, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust.  The Distributor will deliver prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it.  The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units.  The Distributor will only enter into agreements with firms wishing to purchase Creation Units if the firm qualifies as an Authorized Participant (as discussed in “Procedures for Creation of Creation Units” below) or DTC Participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter.  The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.  The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of the Funds’ outstanding voting shares or by a vote of a majority of the Board (including a majority of the independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment.  The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Distribution Plan.  The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.  No payments pursuant to the Plan will be made during the initial twelve (12) months of operation.  Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the independent Trustees who have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”).  The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees.  The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of any class of the Funds that is affected by such increase.  All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that Shares of a Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares.  Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance.  The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries.  The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts.  Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution Agreement.

THE ADMINISTRATOR

Brown Brothers Harriman & Co. (“BBH”) serves as Administrator to the Funds.

THE CUSTODIAN

BBH serves as the custodian for the Funds.

THE TRANSFER AGENT

BBH serves as the Funds’ transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

LEGAL COUNSEL

Bingham McCutchen LLP, 2020 K Street NW, Washington, DC 20006, serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young serves as the independent registered public accounting firm for the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust’s Board of Trustees has adopted a policy regarding the disclosure of information about each Fund’s security holdings.  Each Fund’s entire portfolio holdings (as of the previous day) are publicly disseminated each day the Fund is open for business on www.us.source.info.com.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the NSCC.  The basket represents one Creation Unit of the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund.  Each share of a fund represents an equal proportionate interest in that fund with each other share.  Shares are entitled upon liquidation to a pro rata share in the net assets of the fund.  Shareholders have no preemptive rights.  The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares.  All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.  The funds’ shares, when issued, are fully paid and non-assessable.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.  Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.  As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders.  Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

Under the Declaration of Trust, the Trustees have the power to liquidate each fund without shareholder approval.  While the Trustees have no present intention of exercising this power, they may do so if any fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee.  The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws.  However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.  Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase and sale of portfolio securities.  Where multiple brokers are available to execute portfolio transactions, in selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis.  The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.  Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions.  The Trust has adopted policies and procedures that prohibit the consideration of sales of the Funds’ shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Sub-Adviser is not required to select a broker-dealer based on the lowest commission rate available for a particular transaction.  In such cases, the Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for brokerage research services provided to the Sub-Adviser consistent with Section 28(e) of the 1934 Act.  Section 28(e) provides that the Sub-Adviser may cause the Funds to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged as long as the Sub-Adviser makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer.  To the extent the Sub-Adviser obtains brokerage and research services that it otherwise would acquire at its own expense, the Sub-Adviser may have incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

The Sub-Adviser will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the 1934 Act.  The types of products and services that the Sub-Adviser may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Sub-Adviser may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services.  Any advisory or other fees paid to the Sub-Adviser are not reduced as a result of the receipt of brokerage and research services.

In some cases, the Sub-Adviser may receive a product or service from a broker that has both a “research” and a “non-research” use.  When this occurs, the Sub-Adviser will make a good faith allocation between the research and non-research uses of the product or service.  The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes.  In making this good faith allocation, the Sub-Adviser faces a potential conflict of interest, but the Sub-Adviser believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

Each Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Funds had not commenced operations as of the date of this SAI and therefore did not pay brokerage commissions during the past fiscal year.

Brokerage with Fund Affiliates. Each Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Advisers, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including the independent Trustees, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealer.”  Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year.  “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.  Because the Funds are new, as of the date of this SAI, the Funds do not hold any securities of “regular broker dealers” to report.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year.  High turnover rates are likely to result in comparatively greater brokerage expenses.  The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

Depository Trust Company (“DTC”) acts as securities depositary for the Shares.  Shares of a Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.  Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.  The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes.  Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates.  Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows.  DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant.  The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares.  DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in the Funds’ shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Funds at any time by giving reasonable notice to the Funds and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Funds shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.

Because the Funds were not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of the Funds’ outstanding shares.

PURCHASE AND REDEMPTION OF CREATION UNITS

GENERAL.  The Trust issues and sells Shares of a Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below).  The NAV of each Fund is calculated each Business Day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time.  The Funds will not issue fractional Creation Units.  A “Business Day” with respect to the Funds is any day on which the Exchange on which the Funds are listed for trading is open for business.  As of the date of this SAI, the Exchange observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Purchases of Creation Units may be subject to creation transaction fees (“Creation Transaction Fees”) (as later described herein), and redemptions of Creation Units may be subject to redemption transaction fees (“Redemption Transaction Fees”).

FUND DEPOSIT.  The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in a Fund’s Index and the Cash Component (defined below), computed as described below.  Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any or all of the Deposit Securities.  When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.  These additional costs associated with the acquisition of Deposit Securities (“Non-Standard Charges”) may be recoverable from the purchaser of Creation Units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the initial investment amount for the Creation Unit of the Funds.  The “Cash Component” is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount.  If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component.  The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable.  Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Funds, through NSCC, make available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds.  Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Funds until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Advisers and the Sub-Adviser with a view to the investment objective of the Fund.  The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s Index.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).  The Trust also reserves the right to include or remove Deposit Securities from the basket or to reject subscriptions of Creation Units in anticipation of or implementation of Index rebalancing changes.  The adjustments described above will reflect changes, known to the Advisers or Sub-Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Index or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS.  To be eligible to place orders with the Distributor to purchase a Creation Unit of the Funds, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”).  In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units.  Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes.

All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form.  The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash).  Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Funds in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement.  In such cases there may be additional charges to such investor.  At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Funds may require that orders to purchase Creation Units be placed earlier in the day.  In addition, if a market or markets on which the Funds’ investments are primarily traded is closed, the Funds will also generally not accept orders on such day(s).  Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form.  With respect to the Funds, the Distributor will notify the Custodian of such order.  The Custodian will then provide such information to the appropriate local sub-custodian(s).  Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day.  Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents.  With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust.  Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian.  The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date.  The “Settlement Date” for the Funds is generally the third Business Day after the Order Placement Date.  All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding.  The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date.  If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled.  Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time on the Order Placement Date and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date.  If the order is not placed in proper form as required on the Order Placement Date, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom.  A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT.  Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed.  When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Advisers shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.  The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.  The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below.  In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account.  An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities.  The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time.  Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust.  In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by the Funds, and Non-Standard Charges may also apply.  The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of a Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to a Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisers, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Advisers make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person.  The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.  The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEES.  A purchase (i.e., creation) transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units.  The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by a purchaser on the same day.  Each Fund may adjust the Creation Transaction Fee from time to time based upon actual experience.  In addition, each Fund may impose a Non-Standard Charge for cash creations, non-standard orders, or partial cash purchases.  Each Fund may adjust the Non-Standard Charge from time to time based upon actual experience.  Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the Creation Transaction Fees and Non-Standard Charges.  Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.  The Non-Standard Charges are payable to a Fund as it incurs costs in connection with the issuance of Creation Units, the receipt of any Deposit Securities and Deposit Cash and other transactions costs associated with using the cash to purchase the requisite Deposit Securities.  The following table sets forth the Funds’ standard maximum creation transaction fee:

Standard Creation
Transaction Fee

$[XXX]

RISKS OF PURCHASING CREATION UNITS.  There are certain legal risks unique to investors purchasing Creation Units directly from the Funds.  Because the Funds’ Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time.  Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act.  For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Funds, breaks them down into the constituent Shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares.  Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Funds’ shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

REDEMPTION.  Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day.  EXCEPT UPON LIQUIDATION OF THE FUNDS, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS.  Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

The Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”).  Fund Securities received on redemption may not be identical to Deposit Securities.

The redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form and a positive or negative cash amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any Non-Standard Charges.  In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the negative cash amount is required to be made by or through an Authorized Participant by the redeeming shareholder.  Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

REDEMPTION TRANSACTION FEES.  A redemption transaction fee may be imposed to offset the transfer and other transaction costs associated with the redemption of Creation Units.  The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the same day.  Each Fund may adjust the redemption transaction fee from time to time based upon actual experience.  In addition, each Fund may impose a Non-Standard Charge for cash redemptions, non-standard orders, or partial cash redemptions.  Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non-Standard Charges.  Investors are responsible for the costs of transferring the securities constituting the Fund Securities to their account or on their order.  The Non-Standard Charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the transfer of Fund Securities and the Cash Redemption Amount and other transactions costs.  The following table sets forth the Funds’ standard redemption transaction fee:

Standard Creation
Transaction Fee

$[XXX]

PROCEDURES FOR REDEMPTION OF CREATION UNITS.  Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement.  A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement.  If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement.  Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement.  Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant.  Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

ADDITIONAL REDEMPTION PROCEDURES.  In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).  A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.  Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A.  An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of a Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affecting by events in the relevant foreign markets.

Redemption proceeds will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except as noted below).

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REGULAR HOLIDAYS.  For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays.  In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.  The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances, but in no event longer than fourteen calendar days.  The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds.  Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Funds.  The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

In calendar years 2014 and 2015, the dates of regular holidays affecting the relevant securities markets in which a Fund invests are as follows.

[TO BE PROVIDED BY AMENDMENT]

TAXATION ON CREATION AND REDEMPTIONS OF CREATION UNITS.  An Authorized Participant that exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six (6) months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

Each Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. Each Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

DETERMINATION OF NET ASSET VALUE

Net asset value (“NAV”) per Share for a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent.  Expenses and fees, including management fees, are accrued daily and taken into account for purposes of determining net asset value.  The NAV of a Fund is calculated and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating each Fund’s NAV per Share, the Fund’s investments are generally valued using market valuations.  A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost.  In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share.  The Sub-Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time.  A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.  Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Valuation Committee to determine a security’s fair value.  In determining such value the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Funds’ index provider).  In these cases, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.  Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security.  In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Index.  This may result in a difference between the Fund’s performance and the performance of the Fund’s Index.  With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “DIVIDENDS, DISTRIBUTIONS AND TAXES.”

General Policies.  The Fund intends to pay out dividends from its net investment income quarterly. Nonetheless, the Fund may not make a dividend payment every quarter. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to improve index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code.  Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Trust as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service.  The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions.  Investors should contact their brokers to ascertain the availability and description of these services.  Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details.  If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued of the Funds at NAV per share.  Distributions reinvested in additional shares of the Funds will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “Dividends, Distributions and Taxes—Taxes.”  The following summary of certain relevant tax provisions is as of the date of this SAI and is subject to change.

Regulated Investment Company Qualification.  Each Fund intends to qualify for treatment each year as a separate RIC under Subchapter M of the Code.  To qualify for treatment as a RIC, a Fund must annually distribute at least the sum of 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and 90% of its net tax-exempt interest income and meet several other requirements.  Among such other requirements are the following: (i) at least 90% of the Fund’s annual gross income must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains and other traditionally permitted mutual fund income); and (ii) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or the securities of one or more qualified publicly-traded partnerships.

Taxation of RICs.  As a RIC, each Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies the minimum distribution requirement described above.  The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.  If the Fund fails to qualify for any taxable year as a RIC, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure.  Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period.  If the Fund fails to qualify for treatment as a RIC for a taxable year, and the relief provisions are not available, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.  In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction.  If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify as a RIC in a subsequent year.  If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.

Each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year. If a Fund failed to satisfy the distribution requirement for any taxable year, it would be taxed as a regular corporation, with consequences generally similar to those described in the preceding paragraph.

If a Fund meets the distribution requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares in the Fund by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Excise Tax.  Each Fund will be subject to a nondeductible 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least the sum of 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the 12 months ended October 31 of such year.  For this purpose, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed.  In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under distribution or over distribution, as the case may be, from the previous year.  Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Fund Losses.  If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.  These losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss.

Under certain circumstances, a Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year following the taxable year in which they were actually incurred.

Taxation of U.S. Shareholders.  Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made.  However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers).

Distributions of net realized long-term capital gains, if any, that a Fund reports as capital gain dividends are taxable as long-term capital gains, whether paid in cash or in Shares and regardless of how long a shareholder has held Shares of the Fund.  All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in Shares of the Fund, and as a capital gain thereafter (if the shareholder holds Shares of the Fund as capital assets).

Investors considering buying Shares just prior to a dividend or capital gain distribution should be aware that, although the price of Shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.  If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security.  Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Qualified Dividend Income.  Qualified dividend income is generally taxable to noncorporate shareholders at reduced rates.  In general, dividends may be reported by the Funds as qualified dividend income if they are attributable to qualified dividend income received by the Funds.  Qualified dividend income is, in general, dividend income from taxable U.S. corporations and certain non-U.S. corporations that are not “passive foreign investment companies” and that are incorporated in possessions of the U.S. or in certain countries with comprehensive tax treaties with the U.S.  If 95% or more of a Fund’s gross income (excluding gains attributable to the sale of stock and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) is attributable to qualified dividend income received by the Fund, then the Fund may report all distributions of such income as qualified dividend income.

A dividend from a Fund will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the Shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the Shares become ex-dividend with respect to such dividend or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Code.  Dividends received by the Fund from another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such other RIC.

If you lend your Fund Shares pursuant to securities lending arrangements you may lose the ability to use non-U.S. tax credits passed through by the Fund or to treat Fund dividends (paid while the Shares are held by the borrower) as qualified dividend income.  If you enter into a short sale with respect to Shares of the Fund, substitute payments made to the lender of such Shares may not be deductible.  Shareholders considering a securities loan or short sale should consult their financial intermediaries or tax advisors.

Sales of Shares.  Upon the sale or exchange of Shares of a Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in Shares of the Fund.  Such gain or loss will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the Shares are held for more than one year and short-term capital gain or loss if the Shares are held for one year or less.  Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the Shares.  In such a case, the basis of the Shares acquired will be increased to reflect the disallowed loss.  Any loss realized by a shareholder on the sale of the Fund’s Shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such Shares.

Medicare Tax.  U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Back-Up Withholding.  In certain cases, the Funds will be required to withhold (as “backup withholding”) from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to back-up withholding by the IRS; (iii) has failed to certify to the Funds that such shareholder is not subject to back-up withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).  The backup withholding rate is currently 28%.  Back-up withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Sections 351 and 362.  The Trust, on behalf of the Funds, has the right to reject an order for a purchase of Shares of a Fund if the purchaser (or a group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit.  If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value.  It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders.  The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Certain Investments.  The Funds’ transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses.  These rules could therefore affect the character, amount and timing of distributions to shareholders.  These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (e.g., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.  The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

The Funds’ investment in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules.  All Section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year.  The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in Section 1256 contracts closed during the taxable year.  Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Corporate Dividends Received Deduction.  The Funds do not expect dividends that are paid to their corporate shareholders to be eligible, in the hands of such shareholders, for the dividends received deduction.

Excess Inclusion Income.  Under current law, the Funds serve to block unrelated business taxable income from being realized by their tax-exempt shareholders.  Notwithstanding the foregoing, a tax-exempt shareholder could realize unrelated business taxable income by virtue of its investment in a Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).  Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause a Fund to designate some or all of its distributions as “excess inclusion income.”  To Fund shareholders, such excess inclusion income may (i) constitute taxable income, as “unrelated business taxable income” for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.  If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Code Section 664) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.

Non-U.S. Investments.  Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a currency other than the Fund’s “functional currency” and the time the Fund actually collects such income or receivables or pays such expenses or liabilities are generally treated as ordinary income or ordinary loss.  In general, assuming the Fund’s functional currency for U.S. federal income tax purposes is the U.S. dollar, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated.  Similarly, gain or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.

Income received by a Fund from sources within foreign countries (including, for example, interest and dividends on securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries.  Tax treaties between such countries and the U.S. may reduce or eliminate such taxes.  Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders.  For any year that the Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any.  No deductions for foreign taxes paid by the Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions.

One of the limitations on a shareholder’s ability to claim a credit for foreign taxes is that the amount of the credit claimed cannot exceed the proportion of the shareholder’s total liability equal to the ratio of the shareholder’s taxable income from non-U.S. sources to the shareholder’s total taxable income.  In computing that limitation, the portion of Fund distributions that is derived from capital gains on the sale of securities and from currency exchange gain may be treated as income from U.S. sources.  As a result, it is possible that shareholders may have insufficient income from non-U.S. sources to claim a full credit for taxes passed through by a Fund, particularly to the extent those taxes are imposed on capital gains or on any portion of the Fund’s income attributable to currency exchange gain.

Passive Foreign Investment Companies.  If a Fund holds shares in “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.  Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Each Fund may be eligible to elect to treat a PFIC as a “qualified electing fund” under the Code, in which case, the Fund would generally be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above.  In order to make this election with respect to a PFIC, the Fund would be required to obtain certain annual information from the PFIC, which may be difficult or impossible to obtain.

Alternatively, the Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year.  In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains.  The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS.  By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.  The Fund may have to distribute this excess income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

In order to distribute this income and avoid a tax at the Fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

Reporting.  If a shareholder recognizes a loss with respect to a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.

Taxation of Non-U.S. Shareholders.  Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to back-up withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses or upon the sale or other disposition of Shares of a Fund.

Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.

Ordinary dividends, redemption payments and certain capital gain dividends paid after June 30, 2014 to a non-U.S. shareholder that fails to make certain required certifications, or that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471, are generally subject to withholding tax at a 30% rate.  Under current guidance, withholding on such payments will begin at different times depending on the type of payment, the type of payee, and whether the shareholder’s account is opened before or after July 1, 2014.  Withholding with respect to ordinary dividends is currently scheduled to begin on January 1, 2014 for accounts opened on or after that date and on certain later dates for accounts opened before January 1, 2014.  Withholding on redemption payments and certain capital gain dividends is currently scheduled to begin on January 1, 2017.  The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear.  A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning.  Purchasers of Shares should consult their own tax advisers as to the tax consequences of investing in such Shares, including under state, local and non-U.S. tax laws.  Finally, the foregoing discussion is based on applicable provisions of tax law, regulations, judicial authority and administrative interpretations in effect on the date of this SAI.  Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FINANCIAL STATEMENTS

[To be filed by amendment.]

Appendix A

[PROXY VOTING POLICIES AND PROCEDURES]

A-1

PART C:  OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust of Source ETF Trust (the “Registrant” or the “Trust”) as filed with the state of Delaware on June 17, 2014, is filed herewith.

(a)(2)	Registrant’s Agreement and Declaration of Trust is filed herewith.

(b)	Registrant’s By-Laws are filed herewith.

(c)	Not applicable.

(d)(1)	Advisory Agreement between the Registrant and Exchange Traded Concepts, LLC to be filed by amendment.

(d)(2)	Advisory Agreement between the Registrant and Source Exchange Traded Products LLC to be filed by amendment.

(d)(3)	Sub-Advisory Agreement with Mellon Capital Management Corporation to be filed by amendment.

(e)(1)	Distribution Agreement between the Registrant and Fund Source US, LLC to be filed by amendment.

(e)(2)	Form of Authorized Participant Agreement to be filed by amendment.

(f)	Not applicable.

(g)	Custody Agreement between the Registrant and Brown Brothers Harriman & Co. to be filed by amendment.

(h)(1)	Administration Agreement between the Registrant and Brown Brothers Harriman & Co. to be filed by amendment.

(h)(2)	Transfer Agency Agreement between the Registrant and Brown Brothers Harriman & Co. to be filed by amendment.

(i)	Opinion and Consent of Counsel, Bingham McCutchen LLP, to be filed by amendment.

(j)	Consent of independent registered public accountants, Ernst & Young, LLP, to be filed by amendment.

(k)	Not applicable.

(l)	Seed Capital Subscription Agreement to be filed by amendment.

(m)	Distribution and Service Plan to be filed by amendment.

1

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant to be filed by amendment.

(p)(2)	Code of Ethics of Exchange Traded Concepts, LLC to be filed by amendment.

(p)(3)	Code of Ethics of Source Exchange Traded Investments LLC to be filed by amendment.

(p)(4)	Code of Ethics of [Sub-Adviser] to be filed by amendment.

(p)(5)	Code of Ethics of Fund Source US, LLC to be filed by amendment.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

2

Item 31.	Business and other Connections of the Investment Adviser

Exchange Traded Concepts, LLC (“ETC”) serves as investment adviser for each series of the Trust.  The principal address of ETC is 2545 S. Kelly Avenue, Suite C, Edmond, Oklahoma 73013.  ETC is an investment adviser registered under the Investment Advisers Act of 1940.

Source Exchange Traded Investments LLC (“Source”) serves as investment adviser of each series of the Trust.  The principal address of Source is 125 Park Avenue, 25th Floor, New York, New York 10017. Source is an investment adviser registered under the Investment Advisers Act of 1940.

Mellon Capital Management Corporation (“Mellon”) serves as investment sub-adviser for each series of the Trust.  The principal address of Mellon is 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon is an investment adviser registered under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of ETC, Source and Mellon is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ETC

Name and Position with ETC	Name of Other Company	Connection with Other Company
J. Garrett Stevens	T.S. Phillips Investments, Inc.	Vice President
Chief Executive Officer	Phillips Capital Advisors, Inc.	Vice President
Darren R. Schuringa	Yorkville Capital Management LLC	Managing Member and Portfolio Manager
Member	Yorkville ETF Advisors, LLC	Director and Portfolio Manager
	Yorkville ETF Holdings, LLC	Director
	River Oak ETF Solutions, LLC	Director
James J. Baker, Jr.	Yorkville ETF Advisors, LLC	Managing Partner
Member

Source

Name and Position with Source	Name of Other Company	Connection with Other Company

Mellon

Name and Position with Mellon	Name of Other Company	Connection with Other Company

3

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.	Principal Underwriters

Fund Source US, LLC (“Fund Source”) serves as principal underwriter for each series of the Trust.

(a)	Fund Source serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

[To be completed by amendment.]

(b)
The following information is furnished with respect to the directors and officers of Fund Source. Fund Source’s main business address is Three Canal Plaza, suite 100, Portland, Maine 04101. Source’s main business address is [address to be added by amendment].

Fund Source

[To be completed by amendment]

Name	Positions with Source	Positions and Offices with Registrant

Item 33.	Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

Registrant:
125 Park Avenue, 25th Floor
New York, New York 10017

Advisers:
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, Oklahoma 73013 Source Exchange Traded Products LLC 125 Park Avenue, 25th Floor New York, New York 10017

Sub-Adviser:
Mellon Capital Management Corporation
50 Fremont Street, Suite 3900
San Francisco, California 94105

Distributor:
Fund Source US, LLC
125 Park Avenue, 25th Floor
New York, New York 10017
4

Custodian:
Brown Brothers Harriman & Co.
140 Broadway
New York, New York 10005

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of London in England, on this 19th day of June, 2014.

Source ETF Trust

/s/ Adrian Mulryan
Adrian Mulryan
President, Treasurer and Initial Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Adrian Mulryan	Initial Trustee, President	June 19, 2014
Adrian Mulryan	and Treasurer

6

Exhibit Index

Exhibit Number	Exhibit Name:
EX-99.A1	Certificate of Trust of Source ETF Trust as filed with the state of Delaware on June 17, 2014
EX-99.A2	Registrant’s Agreement and Declaration of Trust
EX-99.B	Registrant’s By-Laws